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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                           Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer AMT-Free
Municipal Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PBMFX
Class B   PBMUX
Class C   MNBCX
Class Y   PBYMX




[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          31

Notes to Financial Statements                                                 39

Trustees, Officers and Service Providers                                      48


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

In the following interview, Pioneer AMT-Free Municipal Fund's lead portfolio manager, David Eurkus, outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period ended June 30, 2010, the Fund's performance, his investment strategy and his outlook going forward.

Q  How did the Fund perform during the six months ended June 30, 2010?

A For the six months ended June 30, 2010, Pioneer AMT-Free Municipal Fund's Class A shares produced a 4.25% return at net asset value, while the Fund's benchmark, the Barclays Capital Municipal Bond Index (the Barclays Index), returned 3.31%. Over the same period, the average return of the 257 funds in Lipper's General Municipal Debt Category was 3.02%. Lipper, Inc. is an independent monitor of mutual fund performance.

Q Could you describe the investment environment for tax-exempt bonds during the six months ended June 30, 2010?

A Over the six-month period, the municipal bond market continued to recover from the severe disruptions in financial markets that took place in 2008, though the recovery progressed at a slower pace than during 2009. We continued to witness a high level of inflows from the money market sector into municipal bond funds because of near-zero interest rate levels for very short-term investment vehicles. Tax-exempt bonds also continued to benefit from reduced municipal supply, based in part on the Build America Bonds (BAB) program (created as part of 2009's large government stimulus package), which allows state and local governments to obtain subsidized financing in the taxable market.

   The U.S. economy continued to recover from the recent recession, though growth was slow and the environment difficult in light of a grim employment outlook. Ongoing high foreclosure rates in the housing market and a credit squeeze on small- and medium-sized businesses also posed challenges to economic expansion. In addition, the global economy grew more problematic during the six-month period, as a number of European countries were forced to seek assistance from the European Central Bank and the International Monetary Fund, and to commit to slashing their budgets going forward.

   The severe budgetary difficulties experienced by several E.U. countries spurred a flight to quality into U.S. Treasuries during the period, sending Treasury prices higher and their yields lower. Municipal bonds also performed well based on a favorable supply/demand dynamic, despite sluggish tax revenues and a resulting squeeze on the budgets of state, county and


4     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10
   local governments. By the close of the six-month period (June 30, 2010), long-term municipal bonds were yielding 103% to Treasury issues of comparable maturity. Additionally, municipal default rates, despite the budgetary issues in many states, remained historically low.

Q Can you discuss your overall investment strategy for the Fund during the six months ended June 30, 2010?

A Our principal strategy for the Fund's portfolio is to purchase and hold discounted long-term municipal bonds, as such investments offer the highest yields in the tax-exempt marketplace. We also believe that longer-term issues offer the most attractive value over time. The Fund continues to have a strong focus on sectors vital to communities nationwide, whether the U.S. economy is growing or contracting. Those sectors include health care/ hospitals, public and private education, transportation, power and energy.


   During the six-month period, we continued to maintain a strong focus on overall portfolio quality. As of June 30, 2010, approximately 16% of the Fund's portfolio was rated AAA or the equivalent, and approximately 64% was rated A or better. In addition, the Fund is broadly diversified among a wide range of municipal bond sectors.

Q What were the most significant contributors to and detractors from Fund performance during the six months ended June 30, 2010?

A Because we continue to be comfortable with bond positions already built into the Fund's portfolio over the last two years--and with the Fund's long-duration stance--we did not make any significant purchases or sales over the period. As the tax-exempt market has performed well in the current environment, our broadly diversified, long-duration stance in a portfolio where many issues were originally purchased at a discount, contributed strongly to the Fund's outperformance of the Barclays Index and its Lipper peers during the six months ended June 30, 2010. The Fund has also benefited from previous investments in health care/hospital bonds, which are staging a recovery following a long period of uncertainty over the details contained in Federal health care legislation, now signed into law. Lastly, the Fund's credit stance, emphasizing A-rated and Baa-rated credits as often undervalued securities, contributed to benchmark-relative performance, as lower-rated investment-grade issues outperformed higher-quality municipal bonds.

   On the negative side, the Fund's holdings in California detracted slightly from returns, as the state's weak economy and budgetary problems negatively affected the performance of many California-based municipal issues. We are comfortable, however, with the Fund's positions within California, as we believe that the economy there has bottomed and is beginning a very gradual recovery.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     5

Q  What is your outlook?

A We believe that the U.S. economy will continue to grow, though at a modest rate. Inflation seems to be under control, and based on its regular series of statements, the Federal Reserve Board will most likely refrain from raising short-term interest rates for the foreseeable future. We remain optimistic regarding the prospects for the tax-exempt market, as municipal yields continue to look attractive on a tax-equivalent basis compared with Treasuries. As stated, the BAB program should continue to provide a boost to the market for existing tax-exempt bonds. Additionally, the possibility of higher Federal taxes in the future has made municipal bonds look even more attractive to many investors.

   The Fund intends to continue to hold select long-term tax-exempt bonds that we believe have the strongest opportunity to perform well, and will seek to avoid municipals that could falter due to budgetary problems on the part of their issuers. We will continue to monitor the Fund's holdings closely to ensure their integrity and quality, and the timely payment of principal and interest on our investments. The Fund remains broadly diversified, with only very limited exposure to general obligation bonds, which are more tied to states' general revenues. The vast majority of Fund holdings are in bonds with dedicated revenue streams, which we also continue to monitor closely.

   Going forward, we will continue to look for opportunities to lock in attractive yields from high-quality, long-term tax-free bonds. We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for appropriate long-term investors seeking high income free from Federal taxes.

Please refer to the Schedule of Investments on pages 15-30 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Portfolio Summary | 6/30/10

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

AAA                                         16.4%
AA                                          24.3%
A                                           23.1%
BBB                                         28.9%
BB & Lower                                   7.1%
Commercial Paper                             0.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Insured                                     35.1%
Health                                      26.4%
Various Revenues                             9.3%
Special Revenues                             6.8%
Education                                    4.6%
Water & Sewer                                3.4%
General Obligation                           2.9%
Transportation                               2.8%
Pollution Control Revenue                    2.6%
Escrowed                                     2.3%
Housing                                      1.9%
Power                                        1.7%
Reserves                                     0.2%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

 1.  California Statewide Communities Development Authority, 5.0%, 8/15/47  1.84%
--------------------------------------------------------------------------------
 2.  California State, 4.25%, 8/1/33                                        1.83
--------------------------------------------------------------------------------
 3.  Massachusetts State Housing Finance Agency, 5.4%, 12/1/28              1.55
--------------------------------------------------------------------------------
 4.  North Carolina Eastern Municipal Power, 6.0%, 1/1/22                   1.52
--------------------------------------------------------------------------------
 5.  Dallas County Texas Utility & Reclamation, 5.375%, 2/15/29             1.52
--------------------------------------------------------------------------------
 6.  Public Authority For Colorado Energy, 6.5%, 11/15/38                   1.47
--------------------------------------------------------------------------------
 7.  Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14           1.37
--------------------------------------------------------------------------------
 8.  New Jersey Transportation, 0.0%, 12/15/27                              1.34
--------------------------------------------------------------------------------
 9.  Tampa-Hillsborough County Florida, 4.0%, 7/1/34                        1.29
--------------------------------------------------------------------------------
10.  Philadelphia Hospital, 5.0%, 7/1/34                                    1.23
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     7

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                        6/30/10                        12/31/09
--------------------------------------------------------------------------------
       A                          $13.11                          $12.86
--------------------------------------------------------------------------------
       B                          $13.02                          $12.78
--------------------------------------------------------------------------------
       C                          $13.01                          $12.77
--------------------------------------------------------------------------------
       Y                          $13.08                          $12.84
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class            Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $0.2930              $ --              $ --
--------------------------------------------------------------------------------
       B              $0.2337              $ --              $ --
--------------------------------------------------------------------------------
       C              $0.2391              $ --              $ --
--------------------------------------------------------------------------------
       Y              $0.3094              $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 9-12.


8     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                    Net Asset       Public Offering
Period                              Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                             5.49%          5.00%
5 Years                              3.47           2.51
1 Year                              14.29           9.11
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------------------
                                     0.88%          0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                        AMT-Free                  Barclays Capital
                        Municipal Fund            Municipal Bond Index

6/00                     9,550                    10,000
                        10,582                    10,998
6/02                    11,242                    11,759
                        12,416                    12,786
6/04                    12,431                    12,883
                        13,735                    13,945
6/06                    13,895                    14,068
                        14,535                    14,728
6/08                    14,676                    15,205
                        14,250                    15,779
6/10                    16,286                    17,295

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2012 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor fund, Safeco Municipal Bond Fund, on December 10, 2004. The performance shown for Class A shares of the Fund for periods prior to December 10, 2004, includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     9

Performance Update | 6/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                    If              If
Period                              Held            Redeemed
--------------------------------------------------------------------------------
10 Years                             4.63%          4.63%
5 Years                              2.59           2.59
1 Year                              13.26           9.26
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------------------
                                     1.71%          1.71%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                        AMT-Free                  Barclays Capital
                        Municipal Fund            Municipal Bond Index

6/00                    10,000                    10,000
                        11,016                    10,998
6/02                    11,603                    11,759
                        12,711                    12,786
6/04                    12,629                    12,883
                        13,838                    13,945
6/06                    13,910                    14,068
                        14,418                    14,728
6/08                    14,420                    15,205
                        13,881                    15,779
6/10                    15,722                    17,295

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor fund, Safeco Municipal Bond Fund, on December 10, 2004. The performance shown for Class B shares of the Fund for periods prior to December 10, 2004, includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.


10     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                    If              If
Period                              Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(10/1/2003)                          3.32%           3.32%
5 Years                              2.67            2.67
1 Year                              13.35           13.35
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------------------
                                     1.64%           1.64%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                        AMT-Free                  Barclays Capital
                        Municipal Fund            Municipal Bond Index

10/03                   10,000                    10,000
 6/04                   10,061                    10,119
                        10,992                    10,952
 6/06                   11,049                    11,049
                        11,474                    11,568
 6/08                   11,496                    11,942
                        11,065                    12,393
 6/10                   12,542                    13,584

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor fund, Safeco Municipal Bond Fund, on December 10, 2004. The performance shown for Class C shares of the Fund for periods prior to December 10, 2004, includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     11

Performance Update | 6/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                    If             If
Period                              Held           Redeemed
--------------------------------------------------------------------------------
10 Years                             5.58%          5.58%
5 Years                              3.65           3.65
1 Year                              14.50          14.50
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                    Gross          Net
--------------------------------------------------------------------------------
                                     0.58%          0.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                        AMT-Free                  Barclays Capital
                        Municipal Fund            Municipal Bond Index

6/00                    10,000                    10,000
                        11,084                    10,998
6/02                    11,775                    11,759
                        13,005                    12,786
6/04                    13,022                    12,883
                        14,387                    13,945
6/06                    14,554                    14,068
                        15,251                    14,728
6/08                    15,442                    15,205
                        15,030                    15,779
6/10                    17,208                    17,295

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on November 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to its inception would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance shown for Class A shares of the Fund for periods prior to December 10, 2004, includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2011, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.


12     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from January 1, 2010, through June 30, 2010.


--------------------------------------------------------------------------------
Share Class                A               B               C               Y
--------------------------------------------------------------------------------
Beginning Account      $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 1/1/10
--------------------------------------------------------------------------------
Ending Account         $1,042.50       $1,037.30       $1,037.80       $1,043.20
Value on 6/30/10
--------------------------------------------------------------------------------
Expenses Paid              $4.15           $8.49           $8.08           $2.79
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.68%, 1.60% and 0.55%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2010, through June 30, 2010.

--------------------------------------------------------------------------------
Share Class                A               B               C               Y
--------------------------------------------------------------------------------
Beginning Account      $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 1/1/10
--------------------------------------------------------------------------------
Ending Account         $1,020.73       $1,016.46       $1,016.86       $1,022.07
Value on 6/30/10
--------------------------------------------------------------------------------
Expenses Paid              $4.11           $8.40           $8.00           $2.76
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.68%, 1.60% and 0.55%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Schedule of Investments | 6/30/10 (unaudited)


---------------------------------------------------------------------------------------------------------
              Floating       S&P/Moody's
 Shares       Rate (b)       Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             COMMON STOCK -- 0.2%
                                             TRANSPORTATION -- 0.2%
                                             Airlines -- 0.2%
    209,297                                  Delta Air Lines, Inc.*                          $  2,459,240
                                                                                             ------------
                                             TOTAL COMMON STOCK
                                             (Cost $4,839,444)                               $  2,459,240
---------------------------------------------------------------------------------------------------------
 Principal
 Amount($)
---------------------------------------------------------------------------------------------------------
                                             MUNICIPAL BONDS -- 98.3%
                                             Alabama -- 0.9%
  5,000,000                    NR/NR         Alabama Drinking Water Finance Authority,
                                             4.0%, 8/15/28                                   $  4,513,550
  3,000,000                    A+/A1         Birmingham AL Waterworks & Sewer,
                                             4.375%, 1/1/32                                     2,797,740
  1,500,000                    NR/NR         Sylacauga Alabama Health Care Authority,
                                             6.0%, 8/1/35                                       1,224,135
                                                                                             ------------
                                                                                             $  8,535,425
---------------------------------------------------------------------------------------------------------
                                             Arkansas -- 0.0%
    250,000                    A+/WR         Arkansas State Development Finance
                                             Authority, 4.0%, 12/1/11                        $    260,898
                                                                                             ------------
                                                                                             $    260,898
---------------------------------------------------------------------------------------------------------
                                             Arizona -- 4.9%
  6,300,000                  AA-/Aa3         Arizona Board Regents Certificates
                                             Partners, 4.0%, 6/1/31                          $  5,525,415
  7,145,000                    A+/NR         Arizona Health Facilities Authority
                                             Revenue, 5.5%, 1/1/38                              7,228,096
  1,000,000                     A/A1         Maricopa County Arizona, 5.0%, 6/1/35              1,000,730
  7,155,000                   AA/Aa2         Maricopa County Arizona High School
                                             District, 3.5%, 7/1/25                             6,708,099
 10,000,000                   AA/Aa3         Phoenix Arizona Civic Import Corp., 5.5%,
                                             7/1/43                                             8,801,800
  4,000,000                   AA/Aa3         Phoenix Arizona Civic Import Corp., District
                                             Revenue, 0.0%, 7/1/25                              3,794,440
  8,005,000                   AA/Aa3         Phoenix Arizona Civic Import Corp., District
                                             Revenue, 0.0%, 7/1/26                              7,537,028
    530,000                  NR/Baa3         Pima County Arizona Industrial, 6.375%,
                                             7/1/31                                               490,822
    964,000                  NR/Baa3         Pima County, Arizona Industrial
                                             Development Authority, 6.75%, 7/1/31                 934,087
  3,470,000                   AA/Aa3         Pima County Industrial Development
                                             Authority, 5.0%, 7/1/20                            3,796,041
                                                                                             ------------
                                                                                             $ 45,816,558
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     15

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             California -- 18.0%
  4,000,000                           A/A3   Alameda Corridor Transportation Authority,
                                             4.75%, 10/1/25                                  $  3,965,440
  3,500,000                           A/A2   Alameda County California Redevelopment
                                             Agency, 4.375%, 8/1/30                             2,938,285
  5,000,000                           A/A1   Anaheim California Public Financing
                                             Authority Lease, 4.25%, 9/1/35                     4,206,700
  2,000,000                           A/NR   California Health Facilities Financing
                                             Authority, 5.0%, 3/1/33                            1,908,540
  2,000,000                           A/A2   California Health Facilities, 5.625%,
                                             7/1/32                                             2,048,500
  4,000,000                      BBB-/Baa2   California Municipal Finance Asset,
                                             5.25%, 2/1/37                                      3,521,880
  1,470,000                        NR/Baa1   California Municipal Finance Authority,
                                             5.875%, 10/1/34                                    1,510,807
 20,000,000                           A/A1   California State, 4.25%, 8/1/33                   16,914,600
 10,000,000                         AA-/A1   California Statewide, 5.75%, 7/1/47               10,259,600
  4,875,000                        NR/Baa2   California Statewide Communities
                                             Development Authority, 5.0%, 5/15/30               4,599,124
  5,125,000                        NR/Baa2   California Statewide Communities
                                             Development Authority, 5.0%, 5/15/38               4,659,804
 20,955,000                      BBB+/Baa2   California Statewide Communities
                                             Development Authority, 5.0%, 8/15/47              17,016,298
  4,000,000                          A-/NR   California Statewide Communities
                                             Development Authority, 5.75%, 8/15/38              3,988,640
 10,000,000                         A+/Aa3   California Statewide Community, 5.25%,
                                             11/15/48                                           9,688,300
  9,000,000                        AAA/Aaa   Foothill/Eastern Corridor, 0.0%, 1/1/26            4,674,960
  2,375,000                        AAA/Aaa   Foothill-Eastern Transportation, 0.0%,
                                             1/1/18                                             1,924,938
  1,000,000                         NR/Aa3   Franklin-McKinley California School
                                             District, 6.0%, 7/1/16                             1,192,130
  2,100,000                         AA-/WR   Fresno Joint Powers Financing Authority
                                             Lease Revenue, 4.75%, 9/1/28                       2,100,735
 15,000,000                       BBB/Baa3   Golden State Tobacco Security Corp.,
                                             California, 5.125%, 6/1/47                         9,654,000
  2,500,000                      BBB+/Baa2   Inglewood California Redevelopment
                                             Agency Tax Allocation, 4.75%, 5/1/38               1,953,450
  2,500,000                        AA-/Aa2   Los Angeles University School District,
                                             4.25%, 1/1/28                                      2,341,250
  3,000,000                           A/A2   Long Beach California Finance Authority,
                                             5.5%, 11/15/37                                     2,873,070
  3,000,000                          NR/WR   Los Angeles County California Certificates
                                             of Participation, 4.75%, 3/1/23                    2,920,980
  3,000,000                          A+/NR   Los Angeles County Sanitation Districts
                                             Financing Authority Revenue, 4.5%,
                                             10/1/35                                            2,722,050

The accompanying notes are an integral part of these financial statements.


16     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             California -- (continued)
  1,175,000                        NR/Aa2    Lucia Mar University School District, 0.0%,
                                             8/1/20                                          $    687,916
  4,000,000                         A-/NR    Madera California Irrigation District Water,
                                             5.5%, 1/1/33                                       4,116,280
  3,680,000                       A+/Baa1    Madera California Public, 4.375%,
                                             3/1/31                                             3,321,752
  3,000,000                       AAA/Aa3    Modesto California Wastewater Revenue,
                                             4.25%, 11/1/36                                     2,653,950
  1,785,000                       AAA/Aa3    Oakland California University School
                                             District, 4.375%, 8/1/31                           1,628,188
  1,600,000                         A+/WR    Oxnard California School District, 4.375%,
                                             8/1/33                                             1,453,504
  7,000,000                        BBB/NR    Pittsburg California Redevelopment
                                             Agency, 6.5%, 9/1/28                               7,711,340
  3,815,000                        BBB/NR    Pittsburg California Redevelopment
                                             Agency, 4.25%, 9/1/34                              2,878,265
  2,180,000                        A/Baa1    Pomona Unified School District, 6.55%,
                                             8/1/29                                             2,565,598
  2,095,000                         A-/NR    Redding California Redevelopment, 4.5%,
                                             9/1/26                                             1,787,978
  1,500,000                         A-/NR    Redding California Redevelopment, 5.0%,
                                             9/1/36                                             1,294,260
  3,000,000                        A-/Aaa    Rialto California Redevelopment Agency
                                             Tax Allocation, 6.25%, 9/1/37                      3,055,260
  2,500,000                          A/A1    San Francisco California City & County
                                             Airports Common International, 4.5%,
                                             5/1/32                                             2,418,775
 10,865,000                          A/A2    San Jose California Redevelopment
                                             Agency Tax, 4.9%, 8/1/33                           9,743,297
  1,500,000                          A/A1    Santa Cruz County California,
                                             Redevelopment Agency Tax Allocation,
                                             6.625%, 9/1/29                                     1,631,370
  1,505,000                        A+/Aa3    Santa Maria California Joint, 0.0%,
                                             8/1/27                                               516,606
  3,600,000                        A+/Aa2    Saugus California University School
                                             District, 0.0%, 8/1/23                             1,724,940
                                                                                             ------------
                                                                                             $168,773,360
---------------------------------------------------------------------------------------------------------
                                             Colorado -- 3.4%
  3,000,000                         NR/NR    Colorado Educational & Cultural Facilities
                                             Authority, 5.5%, 6/1/37                         $  1,787,700
  2,750,000                       AA-/Aa3    Colorado Health Facilities Revenue,
                                             5.25%, 11/15/35                                    2,758,690
  2,500,000                         A-/A3    Colorado Health Facilities Revenue,
                                             5.25%, 6/1/36                                      2,380,950
     10,000                        NR/Aa2    Colorado Housing Finance Authority,
                                             Series B-3, 6.55%, 5/1/25                             10,365

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     17

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Colorado -- (continued)
  6,555,000                         A-/A3    Colorado Springs Colorado Hospital
                                             Revenue, 6.375%, 12/15/30                       $  6,651,293
  5,220,000                       AAA/Aa2    Colorado Water & Power Development
                                             Authority, 4.375%, 8/1/35                          5,200,164
 12,500,000                          A/A2    Public Authority For Colorado Energy,
                                             6.5%, 11/15/38                                    13,580,625
                                                                                             ------------
                                                                                             $ 32,369,787
---------------------------------------------------------------------------------------------------------
                                             Connecticut -- 0.4%
  1,000,000                         NR/NR    Connecticut State Health & Education,
                                             5.5%, 7/1/17                                    $  1,002,740
  2,470,000                         B+/NR    Mohegan Tribe Indians Connecticut,
                                             6.25%, 1/1/31 (144A)                               2,025,079
  1,500,000                         B+/NR    Mohegan Tribe Indians Connecticut,
                                             5.25%, 1/1/33                                      1,075,050
                                                                                             ------------
                                                                                             $  4,102,869
---------------------------------------------------------------------------------------------------------
                                             District of Columbia -- 1.8%
 10,000,000                      BBB/Baa3    District of Columbia Tobacco Settlement
                                             Financing Corp., 6.75%, 5/15/40                 $  9,872,500
  8,000,000                         NR/A1    District of Columbia, 4.25%, 6/1/37                6,894,800
                                                                                             ------------
                                                                                             $ 16,767,300
---------------------------------------------------------------------------------------------------------
                                             Florida -- 5.8%
  5,000,000                         A+/A2    Citizens Property Insurance Co., 5.0%,
                                             6/1/16                                          $  5,159,150
    540,000                         NR/NR    County of Madison Florida, 6.0%, 7/1/25              484,699
  5,000,000                         A-/A2    County of Miami-Dade, 5.5%, 10/1/41                5,082,900
  1,000,000                        NR/Aa2    Dade County Florida General, 7.7%,
                                             10/1/12                                            1,140,710
  8,000,000                        AA/Aa1    Escambia County Florida Health Facilities,
                                             5.25%, 11/15/32                                    8,145,360
  3,000,000                       NR/Baa1    Escambia County Health, 6.0%, 8/15/36              3,002,010
  1,000,000                        AA+/NR    Florida State Department Children and
                                             Families Certificates, 5.0%, 10/1/25               1,022,620
    970,000                       AA-/Aa3    Highlands County Health, 5.0%,
                                             11/15/24                                             984,550
  1,000,000                         NR/A3    Hillsborough County Florida, 5.25%,
                                             10/1/24                                            1,007,940
  5,435,000                         BB/NR    Lee County Florida Industrial Development
                                             Authority, 4.75%, 6/15/14                          5,365,541
  2,000,000                         BB/NR    Lee County Florida Industrial Development
                                             Authority, 5.375%, 6/15/37                         1,608,300
  2,025,000                         NR/NR    Miami Beach Florida Health Facilities,
                                             5.375%, 11/15/28                                   1,751,362
    500,000                        NR/Ba2    Miami Beach Health Facilities Authority,
                                             6.7%, 11/15/19                                       509,140

The accompanying notes are an integral part of these financial statements.


18     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Florida -- (continued)
  7,500,000                       NR/Baa1    Tallahassee Florida Health, 6.375%,
                                             12/1/30                                         $  7,513,050
 13,865,000                         A-/A3    Tampa-Hillsborough County Florida, 4.0%,
                                             7/1/34                                            11,963,831
                                                                                             ------------
                                                                                             $ 54,741,163
---------------------------------------------------------------------------------------------------------
                                             Georgia -- 1.6%
  5,750,000                          A/A3    Burke County Development, 7.0%,
                                             1/1/23                                          $  6,793,223
  4,000,000                         NR/A2    Houston County Georgia Hospital Authority
                                             Revenue, 5.0%, 10/1/42                             3,727,680
  5,000,000                         A+/A2    Main Street Natural Gas Inc., Georgia,
                                             5.5%, 9/15/28                                      4,767,400
                                                                                             ------------
                                                                                             $ 15,288,303
---------------------------------------------------------------------------------------------------------
                                             Illinois -- 4.2%
  4,000,000                       NR/Caa2    Chicago Illinois O'Hare International
                                             Airport, 5.5%, 12/1/30                          $  2,928,160
  4,580,000                         NR/A3    Illinois Development Finance Authority
                                             Revenue, 5.25%, 10/1/24                            4,689,920
  5,000,000                       NR/Baa2    Illinois Finance Authority, 6.5%, 4/1/39           5,206,650
  1,000,000                     BBB+/Baa2    Illinois Finance Authority, 5.25%, 5/1/40            999,930
  2,000,000                        AAA/NR    Illinois Finance Authority, 6.0%, 8/15/25          2,093,900
  4,000,000                        BBB/NR    Illinois Finance Authority, 5.5%, 8/15/30          3,723,640
 10,000,000                        AAA/A2    Metropolitan Pier & Expo, 5.25%,
                                             6/15/42                                           10,045,900
  5,000,000                       AAA/Aaa    Metropolitan Pier & Expo, 7.0%, 7/1/26             6,719,400
 20,000,000    0.00                AAA/A2    Metropolitan Pier & Exposition Authority
                                             Illinois Dedicated State Tax, Floating Rate
                                             Note, 6/15/39                                      3,471,000
                                                                                             ------------
                                                                                             $ 39,878,500
---------------------------------------------------------------------------------------------------------
                                             Indiana -- 2.7%
  2,000,000                        AA/Aa2    Indiana Bond Bank, 5.5%, 2/1/29                 $  2,146,940
  1,000,000                         A-/NR    Indiana Finance Authority, 5.125%,
                                             3/1/30                                               954,040
  1,000,000                         A-/NR    Indiana Finance Authority, 5.375%,
                                             3/1/34                                               970,610
  2,000,000                        BB/Ba2    Indiana Finance Authority, 6.0%, 12/1/26           2,041,220
  5,000,000                         A+/A2    Indiana Health & Educational Facility
                                             Authority, 4.75%, 2/15/34                          4,525,500
  8,000,000                         A+/A2    Indiana Health & Educational Facility
                                             Authority, 5.0%, 2/15/39                           7,415,280
  4,135,000                        BBB/WR    Indiana State Development Finance,
                                             5.75%, 10/1/11                                     4,213,482
  1,180,000                         AA/NR    Indianapolis Local Public Improvement
                                             Board Revenue, 6.75%, 2/1/14                       1,288,289

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     19

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Indiana -- (continued)
    500,000                        AA/Aa1    Indianapolis Local Public Improvement
                                             Board Revenue, 6.0%, 1/10/20                    $    579,440
  1,000,000                      BBB+/Aa3    Lawrence Township Metropolitan School
                                             District Revenue, 6.75%, 7/5/13                    1,094,270
                                                                                             ------------
                                                                                             $ 25,229,071
---------------------------------------------------------------------------------------------------------
                                             Kansas -- 0.0%
    300,000                        AA/Aa3    Kansas Development Finance Authority,
                                             5.0%, 6/1/11                                    $    312,498
                                                                                             ------------
                                                                                             $    312,498
---------------------------------------------------------------------------------------------------------
                                             Kentucky -- 0.0%
    435,000                       NR/Baa1    Kentucky Economic Development Finance,
                                             6.625%, 10/1/28                                 $    440,681
                                                                                             ------------
                                                                                             $    440,681
---------------------------------------------------------------------------------------------------------
                                             Louisiana -- 2.4%
    215,000                         NR/NR    Louisiana Public Facilities Authority
                                             Revenue, 6.25%, 10/1/11                         $    212,743
 10,000,000                       NR/Baa1    Louisiana Public Facilities Authority, 5.5%,
                                             5/15/47                                            8,862,200
  5,000,000                        AA/Aa1    Louisiana State Gas & Fuels Tax, 4.5%,
                                             5/1/41                                             4,798,450
  1,085,000                         NR/NR    Louisiana Local Government Environment
                                             Community, 5.25%, 12/1/18                          1,103,554
  8,000,000                     BBB+/Baa1    St John Baptist Parish Louisiana Revenue,
                                             5.125%, 6/1/37                                     7,540,080
                                                                                             ------------
                                                                                             $ 22,517,027
---------------------------------------------------------------------------------------------------------
                                             Massachusetts -- 7.3%
  4,000,000                        NR/Aa2    City of Pittsfield Massachusetts, 5.0%,
                                             3/1/19                                          $  4,578,320
    550,000                      BBB/Baa2    Massachusetts Development Finance
                                             Agency, 5.15%, 10/1/14                               564,938
  1,680,000                        BBB/NR    Massachusetts Development Finance
                                             Agency, 5.25%, 10/1/29                             1,613,018
  3,320,000                        BBB/NR    Massachusetts Development Finance
                                             Agency, 5.25%, 10/1/37                             3,071,133
  1,100,000                      BBB/Baa2    Massachusetts Development Finance
                                             Agency, 5.625%, 10/1/24                            1,106,292
  1,000,000                      BBB/Baa2    Massachusetts Development Finance
                                             Agency, 5.7%, 10/1/34                                981,860
  2,635,000                         NR/NR    Massachusetts Development Finance
                                             Agency, 6.25%, 10/15/17                            2,488,837
  4,750,000                     BBB+/Baa1    Massachusetts Health & Educational
                                             Facilities Authority Revenue, 6.625%,
                                             7/1/32                                             4,787,193

The accompanying notes are an integral part of these financial statements.


20     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Massachusetts -- (continued)
  1,000,000                      BBB/Baa2    Massachusetts Health & Educational
                                             Facilities Authority Revenue, 6.75%,
                                             7/1/16                                          $  1,044,740
  1,145,000                       BBB+/NR    Massachusetts Health & Educational
                                             Facilities Authority, 6.25%, 10/1/31               1,156,908
  2,150,000                      BBB/Baa2    Massachusetts Health & Educational
                                             Facilities Authority, 6.25%, 7/1/22                2,171,006
  2,000,000                     BBB+/Baa1    Massachusetts Health & Educational
                                             Facilities Authority, 6.5%, 7/1/21                 2,027,220
  2,500,000                        BB-/NR    Massachusetts Health & Educational
                                             Facilities, 5.5%, 7/1/40                           1,873,575
    500,000                       BBB-/NR    Massachusetts State Development
                                             Finance Agency, 5.5%, 1/1/35                         433,640
  3,990,000                          A/WR    Massachusetts State Development
                                             Finance Agency, 5.75%, 1/1/42                      4,407,873
  1,600,000                        BBB/NR    Massachusetts State Health & Educational
                                             Facilities Authority, 5.45%, 11/15/23              1,526,656
  4,500,000                         NR/NR    Massachusetts State Health &
                                             Educational, 4.625%, 8/15/28                       3,654,225
  1,550,000                     BBB-/Baa3    Massachusetts State Health &
                                             Educational, 5.25%, 7/15/18                        1,493,859
  2,120,000                      BBB/Baa2    Massachusetts State Health &
                                             Educational, 5.625%, 7/1/20                        2,088,984
     40,000                        AA/Aa2    Massachusetts State Health &
                                             Educational, 6.0%, 7/1/18                             41,948
    200,000                        AA/Aa2    Massachusetts State Health and
                                             Educational Facilities, 5.75%, 7/1/32                204,416
  3,750,000                     BBB+/Baa1    Massachusetts State Health, 5.25%,
                                             7/1/38                                             3,422,700
 14,675,000                        A/Baa1    Massachusetts State Housing Finance
                                             Agency, 5.4%, 12/1/28                             14,306,804
  4,690,000                       AA+/Aa1    Massachusetts State Water Authority,
                                             4.0%, 8/1/46                                       4,420,325
  4,940,000                       AAA/Aaa    Massachusetts Water Pollution Abatement
                                             Revenue, 3.5%, 8/1/26                              4,853,550
                                                                                             ------------
                                                                                             $ 68,320,020
---------------------------------------------------------------------------------------------------------
                                             Maryland -- 1.0%
  3,000,000                     BBB-/Baa3    Frederick County Maryland, 5.625%,
                                             9/1/38                                          $  2,797,680
  2,000,000                       BBB+/A3    Maryland Economic Development Corp.,
                                             6.2%, 1/9/22                                       2,284,880
  2,000,000                       NR/Baa3    Maryland Health, 5.75%, 7/1/38                     1,896,320
  1,000,000                         NR/NR    Maryland State Economic Development,
                                             5.0%, 12/1/16                                        813,560
    660,000                         NR/NR    Maryland State Economic Development,
                                             5.0%, 12/1/16                                        536,950

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     21

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Maryland -- (continued)
  1,000,000                          NR/NR   Maryland State Economic Development,
                                             5.0%, 12/1/31                                   $    728,900
                                                                                             ------------
                                                                                             $  9,058,290
---------------------------------------------------------------------------------------------------------
                                             Michigan -- 1.7%
  3,000,000                        AAA/Aa3   Detroit Michigan Sewer District, 6.25%,
                                             7/1/36                                          $  3,276,000
  1,500,000                          BB/NR   John Tolfree Health System, 6.0%,
                                             9/15/23                                            1,264,335
  1,490,000                          NR/NR   Meridian Michigan Economic Development
                                             Corp., 5.25%, 7/1/26                               1,171,244
  3,340,000                          NR/NR   Michigan Public Educational Facilities
                                             Authority Revenue, 5.875%, 6/1/37                  2,689,869
  2,000,000                          NR/NR   Michigan State Hospital Finance Authority,
                                             5.25%, 11/15/25                                    1,700,220
  1,000,000                          NR/NR   Michigan State Hospital Finance Authority,
                                             5.5%, 11/15/35                                       782,830
  5,000,000                         AA/Aa1   Michigan State Hospital Finance Authority,
                                             5.5%, 11/15                                        5,144,350
  6,485,000                          NR/NR   Wayne Charter Escrow, 0.00%,
                                             12/1/15 (c)                                                -
                                                                                             ------------
                                                                                             $ 16,028,848
---------------------------------------------------------------------------------------------------------
                                             Minnesota -- 0.6%
  5,000,000                           A/A1   Becker Minnesota Pollution Control
                                             Revenue Northern States Power "A"
                                             Conversions, 8.5%, 4/1/30                       $  5,462,750
                                                                                             ------------
                                                                                             $  5,462,750
---------------------------------------------------------------------------------------------------------
                                             Missouri -- 0.1%
     80,000                         NR/Aaa   Missouri State Environmental Improvement
                                             & Energy Resources, 5.125%, 1/1/20              $     86,625
    420,000                         NR/Aaa   Missouri State Environmental Improvement
                                             & Energy Resources, 5.125%, 1/1/20                   465,473
                                                                                             ------------
                                                                                             $    552,098
---------------------------------------------------------------------------------------------------------
                                             Mississippi -- 1.4%
  1,800,000                          NR/WR   Columbus Mississippi Industrial
                                             Development Revenue, 5.9%, 12/1/11              $  1,793,142
  2,750,000                       BBB/Baa3   County of Warren Mississippi, 5.8%,
                                             5/1/34                                             2,772,303
  7,950,000                       BBB-/Ba1   Lowndes County Mississippi Solid Waste
                                             Disposal & Pollution Control Revenue,
                                             6.8%, 4/1/22                                       8,500,697
                                                                                             ------------
                                                                                             $ 13,066,142
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Montana -- 0.3%
  2,785,000                       A-/Baa1    Forsyth Montana Pollution Control
                                             Revenue, 5.0%, 3/1/31                           $  2,770,602
                                                                                             ------------
                                                                                             $  2,770,602
---------------------------------------------------------------------------------------------------------
                                             North Carolina -- 1.9%
  1,000,000                         NR/WR    North Carolina Capital Facilities Finance
                                             Agency Student Revenue, 5.0%, 6/1/27            $    941,150
  1,000,000                         NR/WR    North Carolina Capital Facilities Finance
                                             Agency Student Revenue, 5.0%, 6/1/32                 909,480
  2,000,000                         NR/NR    North Carolina Capital Facilities Finance,
                                             4.5%, 10/1/26                                      1,561,440
 12,000,000                       A-/Baa1    North Carolina Eastern Municipal Power,
                                             6.0%, 1/1/22                                      14,110,560
    250,000                       AA+/Aa1    North Carolina Infrastructure Finance
                                             Corp., 5.0%, 10/1/11                                 263,933
                                                                                             ------------
                                                                                             $ 17,786,563
---------------------------------------------------------------------------------------------------------
                                             North Dakota -- 0.3%
  3,000,000                         NR/WR    Grand Forks North Dakota Health Care
                                             Systems, 7.125%, 8/15/24                        $  3,055,170
                                                                                             ------------
                                                                                             $  3,055,170
---------------------------------------------------------------------------------------------------------
                                             New Hampshire -- 1.3%
  3,750,000                         A-/NR    New Hampshire Health & Education
                                             Facilities, 5.0%, 10/1/17                       $  3,496,500
  5,000,000                         A-/NR    New Hampshire Health & Education
                                             Facilities, 5.0%, 10/1/32                          4,626,600
  2,250,000                         A+/A2    New Hampshire Health & Education
                                             Facilities Authority Revenue, 5.75%,
                                             10/1/31                                            2,292,570
  2,000,000                     BBB+/Baa1    New Hampshire Health & Educational
                                             Facilities Authority Revenue, 5.75%,
                                             7/1/22                                             2,005,660
                                                                                             ------------
                                                                                             $ 12,421,330
---------------------------------------------------------------------------------------------------------
                                             New Jersey -- 2.5%
  1,250,000                      BBB/Baa3    Camden County New Jersey Import
                                             Authority, 5.75%, 2/15/34                       $  1,235,588
    475,000                         NR/NR    New Jersey Economic Development
                                             Authority, 5.3%, 11/1/26                             398,630
    450,000                         NR/NR    New Jersey Economic Development
                                             Authority, 5.375%, 11/1/36                           346,163
    610,000                         NR/NR    New Jersey Economic Development
                                             Authority, 5.75%, 1/1/25                             540,722
    850,000                        BB/Ba2    New Jersey Health Care Facilities, 5.125%,
                                             7/1/14                                               849,635
 30,000,000                       AA+/Aa1    New Jersey Transportation, 0.0%,
                                             12/15/27                                          12,390,000

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     23

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             New Jersey -- (continued)
  2,115,000                     BBB-/Baa3    New Jersey Health Care Facilities Financing
                                             Authority, 5.25%, 7/1/30                        $  1,920,209
  3,500,000                         NR/NR    New Jersey Health Care Facilities Financing
                                             Authority, 7.25%, 7/1/27                           2,803,605
  4,500,000                      BBB/Baa3    Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/41                                       2,936,115
                                                                                             ------------
                                                                                             $ 23,420,667
---------------------------------------------------------------------------------------------------------
                                             New Mexico -- 0.1%
  1,000,000                         A-/NR    Dona Ana County New Mexico Pilt
                                             Revenue, 5.25%, 12/1/25                         $  1,010,940
                                                                                             ------------
                                                                                             $  1,010,940
---------------------------------------------------------------------------------------------------------
                                             Nevada -- 0.5%
  5,000,000                         A-/A3    Reno Nevada Hospital Revenue, 5.25%,
                                             6/1/41                                          $  4,579,800
                                                                                             ------------
                                                                                             $  4,579,800
---------------------------------------------------------------------------------------------------------
                                             New York -- 3.0%
  2,500,000                     BBB+/Baa2    Albany Individual Development, 5.25%,
                                             11/15/32                                        $  2,370,675
  1,000,000                       NR/Caa1    Albany Individual Development, 6.0%,
                                             7/1/19                                               878,050
 10,000,000                       AAA/Aa1    New York City Municipal Finance Water &
                                             Sewer System Revenue, 4.25%, 6/15/39               9,736,400
  5,515,000                          A/WR    New York State Dormitory Authority,
                                             5.24%, 7/1/24                                      5,760,197
  1,295,000                       AA-/Aa3    New York State Dormitory Authority
                                             Revenue, 7.5%, 5/15/11                             1,369,851
  5,250,000                       AA-/Aa3    New York State Dormitory Authority
                                             Revenue, 7.5%, 5/15/13                             6,116,198
  1,500,000                       AA-/Aa2    Port Authority of NY & NJ, Ninety Third
                                             Series, 6.125%, 6/1/94                             1,796,670
                                                                                             ------------
                                                                                             $ 28,028,041
---------------------------------------------------------------------------------------------------------
                                             Ohio -- 2.6%
  6,000,000                      BBB/Baa3    Buckeye Ohio Tobacco Settlement, 6.5%,
                                             6/1/47                                          $  4,707,360
 10,000,000                      BBB/Baa3    Buckeye Tobacco Settlement Finance,
                                             5.75%, 6/1/34                                      7,448,500
  5,350,000                      BBB/Baa3    Buckeye Tobacco Settlement Finance,
                                             5.125%, 6/1/24                                     4,508,766
  1,500,000                         NR/NR    Cuyahoga County Ohio Health, 6.0%,
                                             5/15/37                                            1,299,900
  1,500,000                         NR/NR    Cuyahoga County Ohio Health, 6.0%,
                                             5/15/37                                            1,245,630

The accompanying notes are an integral part of these financial statements.


24     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Ohio -- (continued)
  5,000,000                       NR/Baa1    Lake County Ohio Hospital Municipal,
                                             6.0%, 8/15/43                                   $  4,989,600
                                                                                             ------------
                                                                                             $ 24,199,756
---------------------------------------------------------------------------------------------------------
                                             Oklahoma -- 1.8%
  5,590,000                        A/Baa1    McGee Creek Authority Water Revenue,
                                             6.0%, 1/1/23                                    $  6,102,379
  9,055,000                          A/A3    Tulsa Airports Improvement Trust, 7.05%,
                                             6/1/17                                            10,723,655
                                                                                             ------------
                                                                                             $ 16,826,034
---------------------------------------------------------------------------------------------------------
                                             Oregon -- 0.0%
    185,000                        BB+/NR    Klamath Falls Inter-Community Hospital
                                             Authority Revenue, 6.125%, 9/1/22               $    175,633
                                                                                             ------------
                                                                                             $    175,633
---------------------------------------------------------------------------------------------------------
                                             Pennsylvania -- 5.5%
  3,000,000                        BB-/B1    Allegheny County Pennsylvania Hospital
                                             Development Authority, 5.375%,
                                             11/15/40                                        $  2,260,470
  3,370,000                         NR/Ca    Allentown Pennsylvania Area Hospital
                                             Authority, 6.0%, 11/15/16                          3,232,066
  1,000,000                        CCC/NR    Columbia County Pennsylvania Hospital
                                             Authority, 5.8%, 6/1/19                              958,330
 10,000,000                        A/Baa2    Lehigh County Pennsylvania Industrial
                                             Development Authority Pollution Control,
                                             4.75%, 2/15/27                                     9,954,000
  1,000,000                        BBB/NR    Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/24                            978,850
  1,000,000                        BBB/NR    Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/30                            940,240
  5,000,000                       BBB+/A3    Northampton County Pennsylvania General
                                             Purpose Authority Revenue, 5.5%,
                                             8/15/40                                            4,934,450
 11,500,000    0.82                BBB/WR    Pennsylvania State Higher Education,
                                             Floating Rate Note, 7/1/39                         6,885,625
  1,000,000                     BBB-/Baa3    Pennsylvania Higher Educational, 6.0%,
                                             7/1/43                                             1,005,970
  6,000,000                        AA/Aa2    Philadelphia Pennsylvania Hospital, 4.5%,
                                             7/1/37                                             5,790,780
 13,900,000                      BBB/Baa3    Philadelphia Pennsylvania Hospital, 5.0%,
                                             7/1/34                                            11,339,759
     65,000                         A+/NR    Sayre Pennsylvania Health Care Facilities
                                             Authority, 5.75%, 12/1/21                             66,685
    460,000                         B-/NR    Scranton-Lackawanna Pennsylvania Health
                                             & Welfare, 6.05%, 7/1/10                             459,982

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     25

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Pennsylvania -- (continued)
  3,000,000                          A/A2    Southeastern Pennsylvania Transportation
                                             Authority Pennsylvania, 4.75%, 3/1/29           $  2,999,820
                                                                                             ------------
                                                                                             $ 51,807,027
---------------------------------------------------------------------------------------------------------
                                             Puerto Rico -- 1.2%
  1,500,000                       AAA/Aa3    Puerto Rico Highway, 4.95%, 7/1/26              $  1,515,330
     75,000                       NR/Baa3    Puerto Rico Public Buildings Authority
                                             Revenue, 5.25%, 7/1/33                                86,202
    925,000                       BBB-/A3    Puerto Rico Public Buildings Authority
                                             Revenue, 5.25%, 7/1/33                               922,549
 14,625,000                       AA-/Aa2    Puerto Rico Sales Tax, 0.0%, 8/1/40                2,261,318
  5,000,000                       AA-/Aa2    Puerto Rico Sales Tax Financing, 5.25%,
                                             8/1/57                                             5,037,700
 20,000,000                       AA-/Aa2    Puerto Rico Sales Tax Financing, 0.0%,
                                             11/15/27                                           1,121,600
                                                                                             ------------
                                                                                             $ 10,944,699
---------------------------------------------------------------------------------------------------------
                                             Rhode Island -- 0.5%
     65,000                         A-/A3    Rhode Island State Health & Educational
                                             Building Corp., 6.375%, 8/15/21                 $     67,293
  5,200,000                      BBB/Baa3    Tobacco Settlement Financing Corp.,
                                             6.25%, 6/1/42                                      4,925,596
                                                                                             ------------
                                                                                             $  4,992,889
---------------------------------------------------------------------------------------------------------
                                             South Carolina -- 0.5%
  5,000,000                       AAA/Aa3    Scago Educational Facilities Corp. For
                                             School Project, 4.375%, 12/1/31                 $  4,551,400
                                                                                             ------------
                                                                                             $  4,551,400
---------------------------------------------------------------------------------------------------------
                                             South Dakota -- 0.0%
     65,000                        NR/Aaa    South Dakota Conservancy District
                                             Revenue, 5.625%, 8/1/17                         $     65,258
                                                                                             ------------
                                                                                             $     65,258
---------------------------------------------------------------------------------------------------------
                                             Tennessee -- 1.9%
  1,000,000                     BBB+/Baa1    Johnson City Tennessee Health &
                                             Education, 5.5%, 7/1/36                         $    956,100
  1,000,000                         NR/A1    Knox County Health Facility, 6.375%,
                                             4/15/22                                            1,074,850
  4,000,000                         NR/A1    Knox County Health Facility, 6.5%,
                                             4/15/31                                            4,257,520
 12,960,000                         NR/NR    Sumner County Tennessee Health
                                             Educational, 5.5%, 11/1/46                        11,144,304
                                                                                             ------------
                                                                                             $ 17,432,774
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Texas -- 5.1%
  1,500,000                       AAA/Aaa    County of Harris Texas, 5.0%, 10/1/24           $  1,697,190
  3,605,000                       AAA/Aaa    Crowley Texas Independent School District,
                                             3.5%, 8/1/36                                       3,172,400
 14,000,000                       BBB+/A3    Dallas County Texas Utility & Reclamation,
                                             5.375%, 2/15/29                                   14,033,880
 13,885,000                     CCC+/Caa2    Dallas-Fort Worth Texas International
                                             Airport, 6.0%, 11/1/14                            12,711,440
     20,000                         NR/A1    Lower Colorado River Authority, 5.25%,
                                             5/15/21                                               22,169
  3,000,000                     BBB-/Baa2    Richardson Texas Hospital Authority, 6.0%,
                                             12/1/34                                            2,845,500
  1,000,000                        BBB/NR    Seguin Texas Higher Education Facilities,
                                             5.0%, 9/1/23                                         990,420
  4,910,000                       NR/Baa3    Texas Private Activities, 7.0%, 6/30/40            4,940,835
  3,255,000                        BBB/NR    Texas State Public Finance Authority,
                                             6.2%, 2/15/40                                      3,266,393
  3,500,000         6.20          AA+/Aa1    Texas State, Floating Rate Note, 9/30/11           3,682,420
    350,000                       AAA/Aaa    University of Texas, 5.25%, 8/15/13                  395,360
     20,000                        NR/Aaa    Whitehouse Texas Independent School
                                             District, 4.8%, 2/15/12                               20,068
                                                                                             ------------
                                                                                             $ 47,778,075
---------------------------------------------------------------------------------------------------------
                                             Utah -- 0.1%
    500,000                       BBB-/NR    Utah State Charter Schools, 5.75%,
                                             7/15/20                                         $    493,620
                                                                                             ------------
                                                                                             $    493,620
---------------------------------------------------------------------------------------------------------
                                             Virginia -- 3.6%
 10,000,000                        A/Baa1    Chesapeake Bay Bridge and Tunnel
                                             Common Virginia Revenue, 5.5%, 7/1/25           $ 10,687,200
  1,500,000                       NR/Baa1    Prince William County Virginia Industrial
                                             Development Authority Hospital Revenue,
                                             5.2%, 10/1/26                                      1,454,280
  3,925,000                       NR/Baa1    Prince William County Virginia Industrial
                                             Development Authority Hospital Revenue,
                                             5.35%, 10/1/36                                     3,708,144
 13,990,000                      BBB/Baa3    Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/47                                       8,987,456
    500,000                       AA+/Aa1    Virginia Commonwealth Transportation
                                             Board, 5.0%, 5/15/12                                 541,750
    140,000                        AA/Aa2    Virginia Resources Authority, 5.0%,
                                             5/1/20                                               141,785
  7,500,000                     BBB+/Baa1    Washington County Industrial, 7.75%,
                                             7/1/38                                             8,530,125
                                                                                             ------------
                                                                                             $ 34,050,740
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     27

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             Vermont -- 0.1%
  1,295,000                         NR/WR    Vermont Educational & Health Buildings,
                                             5.0%, 7/1/24                                    $  1,170,071
                                                                                             ------------
                                                                                             $  1,170,071
---------------------------------------------------------------------------------------------------------
                                             Washington -- 6.1%
  5,755,000                         A-/WR    Centralia Washington Electric Revenue,
                                             4.25%, 12/1/26                                  $  5,576,077
 10,000,000                         AA/NR    FYI Properties, 5.5%, 6/1/39                      10,532,300
 10,850,000                        AAA/NR    King County Washington Housing
                                             Authority, 5.5%, 5/1/38                           11,282,807
  4,000,000                        A+/Aa3    King County Washington Public Hospital,
                                             5.25%, 12/1/37                                     4,130,560
  2,923,000                        AA+/NR    Seattle Washington Housing Authority,
                                             6.6%, 8/20/38                                      2,982,249
 10,500,000                      BBB/Baa3    Tobacco Settlement Authority Washington,
                                             6.625%, 6/1/32                                    10,244,745
  6,290,000                         NR/NR    Vancouver Washington Housing Authority,
                                             5.65%, 3/1/31                                      4,955,073
  2,500,000                         NR/NR    Washington State Housing, 5.25%,
                                             1/1/17                                             2,189,464
  5,000,000                       AAA/Aa2    Washington State Health Care Facilities,
                                             5.25%, 10/1/33                                     5,181,300
                                                                                             ------------
                                                                                             $ 57,074,575
---------------------------------------------------------------------------------------------------------
                                             Wisconsin -- 1.2%
  1,430,000                         NR/A1    Adams-Friendship School District, 6.5%,
                                             4/1/16                                          $  1,714,127
  2,450,000                         A/Aa3    Village of Weston Wisconsin, 3.95%,
                                             2/1/13                                             2,580,267
  2,000,000                         NR/A3    Wisconsin Health & Education, 5.625%,
                                             4/15/39                                            2,011,020
  4,685,000                         NR/A3    Wisconsin State Health & Educational
                                             Facilities Authority, 5.6%, 2/15/29                4,626,016
                                                                                             ------------
                                                                                             $ 10,931,430
---------------------------------------------------------------------------------------------------------
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $932,382,008)                             $923,088,682
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


28     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount($)      Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                             MUTUAL FUND -- 1.4%
                                             DIVERSIFIED FINANCIALS -- 1.4%
                                             Diversified Financial Services -- 1.4%
 13,000,000                                  BlackRock Liquidity Funds TempCash
                                             Portfolio                                       $ 13,000,000
---------------------------------------------------------------------------------------------------------
                                             TOTAL MUTUAL FUND
                                             (Cost $13,000,000)                              $ 13,000,000
---------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT IN SECURITIES -- 99.9%
                                             (Cost $950,221,452) (a)                         $938,547,922
---------------------------------------------------------------------------------------------------------
                                             OTHER ASSETS AND
                                             LIABILITIES -- 0.1%                             $    783,978
---------------------------------------------------------------------------------------------------------
                                             TOTAL NET ASSETS -- 100.0%                      $939,331,911
=========================================================================================================

*      Non-income producing security.

NR     Not rated by either S&P or Moody's.

WR     Withdrawn Rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2010, the value of these securities amounted to $2,025,079 or 0.2% of total net assets.

(a) At June 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $947,596,040 was as follows:

       Aggregate gross unrealized loss for all investments in which there is an
         excess of value over tax cost                                                     $34,046,143
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                     (43,094,261)
                                                                                           -----------
       Net unrealized loss                                                                 $(9,048,118)
                                                                                           ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)      Security is in default and is non-income producing.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $73,245,141 and $86,951,930, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 -- quoted prices in active markets for identical securities
Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     29

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

---------------------------------------------------------------------------------
                    Level 1          Level 2            Level 3      Total
---------------------------------------------------------------------------------
Common Stocks       $ 2,459,240      $          --      $--          $  2,459,240
Municipal Bonds              --        923,088,682       --           923,088,682
Mutual Fund          13,000,000                 --       --            13,000,000
---------------------------------------------------------------------------------
Total               $15,459,240      $ 923,088,682      $--          $938,547,922
=================================================================================

The accompanying notes are an integral part of these financial statements.


30     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities, at value (cost $950,221,452)     $938,547,922
  Cash                                                            685,755
  Receivables --
   Investment securities sold                                     901,815
   Fund shares sold                                               570,019
   Interest                                                    13,150,693
  Other                                                            48,488
--------------------------------------------------------------------------
     Total assets                                            $953,904,692
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                           $ 12,650,586
   Fund shares repurchased                                        529,956
   Dividends                                                    1,144,644
  Due to Pioneer Investment Management, Inc.                        2,352
  Due to affiliates                                               145,318
  Accrued expenses                                                 99,925
--------------------------------------------------------------------------
     Total liabilities                                       $ 14,572,781
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                            $954,652,472
  Undistributed net investment income                           3,390,470
  Accumulated net realized loss on investments                 (7,037,501)
  Net unrealized loss on investments                          (11,673,530)
--------------------------------------------------------------------------
     Total net assets                                        $939,331,911
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $801,549,008/61,120,607 shares)          $      13.11
  Class B (based on $11,523,261/884,709 shares)              $      13.02
  Class C (based on $41,075,994/3,156,440 shares)            $      13.01
  Class Y (based on $85,183,648/6,510,728 shares)            $      13.08
MAXIMUM OFFERING PRICE:
  Class A ($13.11 [divided by] 95.50%)                       $      13.73
==========================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     31

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10

INVESTMENT INCOME:
  Interest                                                  $21,361,473
-----------------------------------------------------------------------------------------
     Total investment income                                                  $21,361,473
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 1,815,038
  Transfer agent fees
   Class A                                                      160,416
   Class B                                                        5,000
   Class C                                                        6,799
   Class Y                                                        1,221
  Distribution fees
   Class A                                                      858,093
   Class B                                                       49,769
   Class C                                                      176,255
  Shareholder communications expense                             69,678
  Administrative reimbursements                                 121,655
  Custodian fees                                                  6,659
  Registration fees                                              35,715
  Professional fees                                              62,903
  Printing expense                                               26,034
  Fees and expenses of nonaffiliated trustees                     9,200
  Miscellaneous                                                  51,861
-----------------------------------------------------------------------------------------
     Total expenses                                                           $ 3,456,296
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (107,637)
-----------------------------------------------------------------------------------------
     Net expenses                                                             $ 3,348,659
-----------------------------------------------------------------------------------------
       Net investment income                                                  $18,012,814
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                            $ 1,740,450
-----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                $12,821,549
-----------------------------------------------------------------------------------------
  Net gain on investments                                                     $14,561,999
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                        $32,574,813
=========================================================================================

The accompanying notes are an integral part of these financial statements.


32     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Statement of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively

--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Year Ended
                                                            6/30/10             Year Ended
                                                            (unaudited)         12/31/09
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $ 18,012,814        $ 23,906,163
Net realized gain (loss) on investments                        1,740,450          (9,884,318)
Change in net unrealized gain on investments                  12,821,549          86,797,248
--------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 32,574,813        $100,819,093
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.29 and $0.61 per share, respectively)        $(15,418,165)       $(21,744,438)
   Class B ($0.23 and $0.50 per share, respectively)            (178,749)           (245,171)
   Class C ($0.24 and $0.50 per share, respectively)            (651,720)           (888,890)
   Class Y ($0.31 and $0.63 per share, respectively)          (1,442,971)         (1,096,135)
Net realized gain:
   Class A ($0.00 and $0.01 per share, respectively)                  --            (179,999)
   Class B ($0.00 and $0.01 per share, respectively)                  --              (2,201)
   Class C ($0.00 and $0.01 per share, respectively)                  --              (9,574)
   Class Y ($0.00 and $0.01 per share, respectively)                  --              (9,025)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(17,691,605)       $(24,175,433)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 39,859,714        $ 56,636,262
Shares issued in reorganization                              417,600,371          73,975,006
Reinvestment of distributions                                 12,156,291          15,054,845
Cost of shares repurchased                                   (78,988,980)        (80,759,552)
--------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                           $390,627,396        $ 64,906,561
--------------------------------------------------------------------------------------------
   Net increase in net assets                               $405,510,604        $141,550,221
NET ASSETS:
Beginning of period                                          533,821,307         392,271,086
--------------------------------------------------------------------------------------------
End of period                                               $939,331,911        $533,821,307
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $  3,390,470        $  3,069,261
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     33

---------------------------------------------------------------------------------------------------------
                                          '10 Shares     '10 Amount
                                          (unaudited)    (unaudited)           '09 Shares     '09 Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                                1,796,832     $ 23,613,109           3,355,816     $40,839,914
Reinvestment of distributions                868,913       11,335,583           1,176,375      14,458,732
Shares issued in reorganization of
Pioneer AMT-Free CA Municipal Fund                --               --           5,703,207      68,324,416
Shares issued in reorganization of
Pioneer Intermediate Tax Free
  Income Fund                                594,920        7,710,163                  --              --
Shares issued in reorganization of
Pioneer Tax Free Income Fund              25,471,046      330,104,753                  --              --
Less shares repurchased                   (4,891,204)     (63,723,979)         (5,362,126)    (66,299,212)
---------------------------------------------------------------------------------------------------------
   Net increase                           23,840,507     $309,039,629           4,873,272     $57,323,850
=========================================================================================================
Class B
Shares sold                                   18,703     $    243,263              79,753     $   951,989
Reinvestment of distributions                  9,868          127,813               8,871         107,840
Shares issued in reorganization of
Pioneer AMT-Free CA Municipal Fund                --               --              65,510         779,574
Shares issued in reorganization of
Pioneer Tax Free Income Fund                 605,286        7,790,030                  --              --
Less shares repurchased                     (205,955)      (2,667,212)           (185,481)     (2,273,278)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   427,902     $  5,493,894             (31,347)    $  (433,875)
=========================================================================================================
Class C
Shares sold                                  282,573     $  3,664,958             612,081     $ 7,427,598
Reinvestment of distributions                 30,009          388,630              34,716         424,409
Shares issued in reorganization of
Pioneer AMT-Free CA Municipal Fund                --               --             409,673       4,871,016
Shares issued in reorganization of
Pioneer Intermediate Tax Free
  Income Fund                                  5,168           66,460                  --              --
Shares issued in reorganization of
Pioneer Tax Free Income Fund               1,066,656       13,717,192                  --              --
Less shares repurchased                     (297,543)      (3,847,739)           (386,538)     (4,717,655)
---------------------------------------------------------------------------------------------------------
   Net increase                            1,086,863     $ 13,989,501             669,932     $ 8,005,368
=========================================================================================================
Class Y
Shares sold                                  945,378     $ 12,338,384             599,149     $ 7,416,761
Reinvestment of distributions                 23,397          304,265               5,216          63,864
Shares issued in reorganization of
Pioneer Intermediate Tax Free
  Income Fund                                626,916        8,106,024                  --              --
Shares issued in reorganization of
Pioneer Tax Free Income Fund               3,875,155       50,105,749                  --              --
Less shares repurchased                     (670,659)      (8,750,050)           (599,847)     (7,469,407)
---------------------------------------------------------------------------------------------------------
   Net increase                            4,800,187     $ 62,104,372               4,518     $    11,218
=========================================================================================================

The accompanying notes are an integral part of these financial statements.


34     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Financial Highlights


                                                                           Six Months
                                                                           Ended          Year
                                                                           6/30/10        Ended
                                                                           (unaudited)    12/31/09
Class A
Net asset value, beginning of period                                       $  12.86       $  10.90
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.27       $   0.59
 Net realized and unrealized gain (loss) on investments                        0.27           1.99
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   0.54       $   2.58
Distributions to shareowners:
 Net investment income                                                        (0.29)         (0.61)
 Net realized gain                                                               --          (0.01)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   0.25       $   1.96
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  13.11       $  12.86
===================================================================================================
Total return*                                                                  4.25%         24.01%
Ratio of net expenses to average net assets+                                   0.82%**        0.82%
Ratio of net investment income to average net assets+                          4.57%**        4.94%
Portfolio turnover rate                                                          20%**          18%
Net assets, end of period (in thousands)                                   $801,549       $479,599
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  0.85%**        0.88%
 Net investment income                                                         4.54%**        4.88%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  0.82%**        0.82%
 Net investment income                                                         4.57%**        4.94%
===================================================================================================

                                                                           Year          Year         Year         Year
                                                                           Ended         Ended        Ended        Ended
                                                                           12/31/08      12/31/07     12/31/06     12/31/05
Class A
Net asset value, beginning of period                                       $  13.50      $  14.11     $  14.13    $ 14.38
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.60      $   0.62     $   0.53    $  0.54
 Net realized and unrealized gain (loss) on investments                       (2.54)        (0.42)        0.18       0.14
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (1.94)     $   0.20     $   0.71    $  0.68
Distributions to shareowners:
 Net investment income                                                        (0.59)        (0.61)       (0.61)     (0.64)
 Net realized gain                                                            (0.07)        (0.20)       (0.12)     (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (2.60)     $  (0.61)    $  (0.02)   $ (0.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  10.90      $  13.50     $  14.11    $ 14.13
===========================================================================================================================
Total return*                                                                (14.85)%        1.40%        5.20%      4.81%
Ratio of net expenses to average net assets+                                   0.82%         0.82%        0.86%      0.87%
Ratio of net investment income to average net assets+                          4.66%         4.45%        4.48%      4.42%
Portfolio turnover rate                                                          27%           18%           8%        12%
Net assets, end of period (in thousands)                                   $353,257      $451,219     $471,084    $16,033
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  0.88%         0.85%        0.96%      1.16%
 Net investment income                                                         4.60%         4.42%        4.38%      4.13%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  0.82%         0.82%        0.86%      0.87%
 Net investment income                                                         4.66%         4.45%        4.48%      4.42%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+ Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10    35

                                                                         Six Months
                                                                         Ended         Year
                                                                         6/30/10       Ended
                                                                         (unaudited)   12/31/09
Class B
Net asset value, beginning of period                                     $ 12.78       $10.83
-----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.20       $ 0.50
 Net realized and unrealized gain (loss) on investments                     0.27         1.96
-----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.47       $ 2.46
Distributions to shareowners:
 Net investment income                                                     (0.23)       (0.50)
 Net realized gain                                                            --        (0.01)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.24       $ 1.95
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 13.02       $12.78
===============================================================================================
Total return*                                                               3.73%       22.97%
Ratio of net expenses to average net assets+                                1.68%**      1.71%
Ratio of net investment income to average net assets+                       3.70%**      4.06%
Portfolio turnover rate                                                       20%**        18%
Net assets, end of period (in thousands)                                 $11,523       $5,838
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.68%**      1.71%
 Net investment income                                                      3.70%**      4.06%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.68%**      1.71%
 Net investment income                                                      3.70%**      4.06%
===============================================================================================

                                                                          Year       Year      Year       Year
                                                                          Ended      Ended     Ended      Ended
                                                                          12/31/08   12/31/07  12/31/06   12/31/05
Class B
Net asset value, beginning of period                                      $ 13.41    $14.03    $14.07     $14.34
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $  0.48    $ 0.48    $ 0.46     $ 0.45
 Net realized and unrealized gain (loss) on investments                     (2.52)    (0.41)     0.14       0.12
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $ (2.04)   $ 0.07    $ 0.60     $ 0.57
Distributions to shareowners:
 Net investment income                                                      (0.47)    (0.49)    (0.52)     (0.55)
 Net realized gain                                                          (0.07)    (0.20)    (0.12)     (0.29)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $ (2.58)   $(0.62)   $(0.04)    $(0.27)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 10.83    $13.41    $14.03     $14.07
==================================================================================================================
Total return*                                                              (15.60%)    0.46%     4.36%      4.02%
Ratio of net expenses to average net assets+                                 1.72%     1.72%     1.69%      1.41%
Ratio of net investment income to average net assets+                        3.76%     3.55%     3.62%      3.90%
Portfolio turnover rate                                                        27%       18%        8%        12%
Net assets, end of period (in thousands)                                  $ 5,286    $6,737    $6,228     $2,369
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.72%     1.78%     1.69%      1.68%
 Net investment income                                                       3.76%     3.49%     3.62%      3.63%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                1.72%     1.72%     1.69%      1.41%
 Net investment income                                                       3.76%     3.55%     3.62%      3.90%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


36    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

                                                                                    Six Months
                                                                                    Ended          Year
                                                                                    6/30/10        Ended
                                                                                    (unaudited)    12/31/09
Class C
Net asset value, beginning of period                                                $ 12.77        $ 10.83
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.22        $  0.47
 Net realized and unrealized gain (loss) on investments                                0.26           1.98
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  0.48        $  2.45
Distributions to shareowners:
 Net investment income                                                                (0.24)         (0.50)
 Net realized gain                                                                       --          (0.01)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  0.24        $  1.94
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 13.01        $ 12.77
============================================================================================================
Total return*                                                                          3.78%         22.93%
Ratio of net expenses to average net assets+                                           1.60%**        1.64%
Ratio of net investment income to average net assets+                                  3.79%**        4.08%
Portfolio turnover rate                                                                  20%**          18%
Net assets, end of period (in thousands)                                            $41,076        $26,422
Ratios assuming no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          1.60%**        1.64%
 Net investment income                                                                 3.79%**        4.08%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          1.60%**        1.64%
 Net investment income                                                                 3.79%**        4.08%
============================================================================================================

                                                                          Year       Year      Year        Year
                                                                          Ended      Ended     Ended       Ended
                                                                          12/31/08   12/31/07  12/31/06    12/31/05
Class C
Net asset value, beginning of period                                      $ 13.42    $ 14.02   $ 14.04     $14.34
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $  0.45    $  0.45   $  0.44     $ 0.44
 Net realized and unrealized gain (loss) on investments                    ( 2.48)     (0.35)     0.18       0.09
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $ (2.03)   $  0.10   $  0.62     $ 0.53
Distributions to shareowners:
 Net investment income                                                     ( 0.49)     (0.50)    (0.52)     (0.54)
 Net realized gain                                                         ( 0.07)     (0.20)    (0.12)     (0.29)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $ (2.59)   $ (0.60)  $ (0.02)    $(0.30)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 10.83    $ 13.42   $ 14.02     $14.04
===================================================================================================================
Total return*                                                              (15.56)%     0.67%     4.52%      3.78%
Ratio of net expenses to average net assets+                                 1.65%      1.58%     1.65%      1.38%
Ratio of net investment income to average net assets+                        3.85%      3.66%     3.58%      3.87%
Portfolio turnover rate                                                        27%        18%        8%        12%
Net assets, end of period (in thousands)                                  $15,157    $12,620   $ 5,891     $1,183
Ratios assuming no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.65%      1.58%     1.65%      1.63%
 Net investment income                                                       3.85%      3.66%     3.58%      3.62%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                1.65%      1.58%     1.65%      1.38%
 Net investment income                                                       3.85%      3.66%     3.58%      3.87%
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10    37

                                                                                    Six Months
                                                                                    Ended          Year
                                                                                    6/30/10        Ended
                                                                                    (unaudited)    12/31/09
Class Y
Net asset value, beginning of period                                                $ 12.84        $ 10.89
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.26        $  0.63
 Net realized and unrealized gain (loss) on investments                                0.29           1.96
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  0.55        $  2.59
Distributions to shareowners:
 Net investment income                                                                (0.31)         (0.63)
 Net realized gain                                                                       --          (0.01)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  0.24        $  1.95
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 13.08        $ 12.84
============================================================================================================
Total return*                                                                          4.32%         24.22%
Ratio of net expenses to average net assets+                                           0.55%**        0.58%
Ratio of net investment income to average net assets+                                  4.81%**        5.17%
Portfolio turnover rate                                                                  20%**          18%
Net assets, end of period (in thousands)                                            $85,184        $21,963
Ratios assuming no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          0.55%**        0.58%
 Net investment income                                                                 4.81%**        5.17%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          0.55%**        0.58%
 Net investment income                                                                 4.81%**        5.17%
============================================================================================================

                                                                                    Year        Year        11/10/06
                                                                                    Ended       Ended       to
                                                                                    12/31/08    12/31/07    12/31/06 (a)
Class Y
Net asset value, beginning of period                                                $ 13.48     $ 14.09     $ 14.17
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.62     $  0.67     $  0.09
 Net realized and unrealized gain (loss) on investments                               (2.51)      (0.44)      (0.06)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $ (1.89)    $  0.23     $  0.03
Distributions to shareowners:
 Net investment income                                                                (0.63)      (0.64)      (0.11)
 Net realized gain                                                                    (0.07)      (0.20)         --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ (2.59)    $ (0.61)    $ (0.08)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 10.89     $ 13.48     $ 14.09
========================================================================================================================
Total return*                                                                        (14.56)%      1.67%       0.21%(b)
Ratio of net expenses to average net assets+                                           0.58%       0.54%       0.60%**
Ratio of net investment income to average net assets+                                  4.90%       4.73%       4.49%**
Portfolio turnover rate                                                                  27%         18%          8%**
Net assets, end of period (in thousands)                                            $18,571     $23,331     $28,693
Ratios assuming no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          0.58%       0.54%       0.60%**
 Net investment income                                                                 4.90%       4.73%       4.49%**
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          0.58%       0.54%       0.60%**
 Net investment income                                                                 4.90%       4.73%       4.49%**
========================================================================================================================

(a) Class Y Shares were first publicly offered November 10, 2006.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


38    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Notes to Financial Statements | 6/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is one of three series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     39

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010 there were no securities that were valued using fair value methods. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Mutual funds are valued at net asset value.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis over the life of the respective security with a corresponding increase or decrease in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


40     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2009 was follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $   323,596
   Tax-exempt income                                                  23,651,944
   Long-term capital gain                                                199,893
--------------------------------------------------------------------------------
      Total                                                          $24,175,433
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed tax-exempt income                                   $   443,849
   Capital loss carryforward                                          (8,777,951)
   Unrealized appreciation                                             4,665,921
--------------------------------------------------------------------------------
      Total                                                          $(3,668,181)
================================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned approximately $36,846 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2010.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     41
   on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the six months ended June 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.82% and 0.55% of the average daily net assets attributable to Class A and Class Y shares, respectively. These limitations are in effect through June, 1, 2012 for Class A shares and through June 1, 2011 for Class Y shares. There can be no assurance that PIM will extend the expense limit agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,429 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.


42     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

3.Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $58,413
 Class B                                                                   2,122
 Class C                                                                   3,814
 Class Y                                                                   5,329
--------------------------------------------------------------------------------
    Total                                                                $69,678
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $57,667 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $75,222 in distribution fees payable to PFD at June 30, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     43
purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares.
Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $12,206 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

7. Reorganization Information

Pioneer AMT-Free CA Municipal Fund was reorganized into Pioneer AMT-Free Municipal Fund on June 12, 2009. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies. This tax-free reorganization was accomplished by exchanging the assets and stated liabilities of Pioneer AMT-Free CA Municipal Fund for shares of Pioneer AMT-Free Municipal Fund. Shareowners holding Class A, Class B and Class C shares of Pioneer AMT-Free CA Municipal Fund received Class A, Class B and Class C shares, respectively, of Pioneer AMT-Free Municipal Fund in the reorganization. The investment portfolio of Pioneer AMT-Free CA Municipal Fund, with a fair value of $72,747,025 and an identified cost of $84,821,239 at June 12, 2009, was the principal asset acquired by Pioneer AMT-Free Municipal Fund. For financial reporting purposes, assets received and shares issued by Pioneer AMT-Free Municipal Fund were recorded at fair value; however, the cost basis of the investments received from Pioneer AMT-Free CA Municipal Fund was carried forward to align ongoing reporting of Pioneer AMT-Free Municipal Fund's realized and unrealized gains and losses


44     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10
with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing Date:

---------------------------------------------------------------------------------------------------------
                                      Pioneer AMT-Free       Pioneer AMT-Free       Pioneer AMT-Free
                                      Municipal Fund         CA Municipal Fund      Municipal Fund
                                      (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------------
 Net Assets
 Class A                              $400,815,520           $ 68,324,416           $469,139,936
 Class B                              $  5,743,770           $    779,574           $  6,523,344
 Class C                              $ 18,143,923           $  4,871,016           $ 23,014,939
 Class Y                              $ 19,582,373           $         --           $ 19,582,373
---------------------------------------------------------------------------------------------------------
 Total Net Assets                     $444,285,586           $ 73,975,006           $518,260,592
---------------------------------------------------------------------------------------------------------
 Shares Outstanding
 Class A                                33,459,729              6,442,737             39,162,936
 Class B                                   482,564                 73,910                548,075
 Class C                                 1,525,803                462,799              1,935,477
 Class Y                                 1,637,397                     --              1,637,397
 Shares Issued in
  Reorganization
 Class A                                                                               5,703,207
 Class B                                                                                  65,510
 Class C                                                                                 409,673

---------------------------------------------------------------------------------------------------------
                                                             Unrealized             Accumulated
                                                             Depreciation On        Loss On
                                                             Closing Date           Closing Date
---------------------------------------------------------------------------------------------------------
 Pioneer AMT-Free CA Municipal Fund                          $(12,074,214)          $   (461,259)

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer AMT-Free Municipal Fund, Pioneer AMT-Free Municipal Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Net investment income                                              $ 25,775,244
 Net gain on investments                                            $ 84,796,536
 Net increase in net assets resulting from operations               $110,571,780

Pioneer Tax Free Income Fund and Pioneer Intermediate Tax Free Income Fund were reorganized into Pioneer AMT-Free Municipal Fund on March 5, 2010. The purpose of this transaction was to combine three funds (managed by PIM) with similar investment objectives and strategies. This tax-free reorganization was accomplished by exchanging the assets and stated liabilities of Pioneer Tax Free Income Fund and Pioneer Intermediate Tax Free Income Fund for shares of Pioneer AMT-Free Municipal Fund. Shareowners holding Class A, Class B, Class C and Class Y shares of Pioneer Tax Free Income Fund received Class A, Class B, Class C and Class Y shares, respectively, of Pioneer AMT-Free Municipal Fund in the reorganization. Shareowners holding Class A, Class C and Class Y shares of Pioneer Intermediate Tax Free Income


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     45

Fund received Class A, Class C and Class Y shares, respectively, of Pioneer AMT-Free Municipal Fund in the reorganization. The investment portfolio of Pioneer Tax Free Income Fund, with a fair value of $379,164,310 and an identified cost of $406,499,798 at March 5, 2010 and the investment portfolio of Pioneer Intermediate Tax Free Income Fund, with a fair value of $15,394,263 and an identified cost of $14,594,363 at March 5, 2010, were the principal assets acquired by Pioneer AMT-Free Municipal Fund in the respective reorganizations. For financial reporting purposes, assets received and shares issued by Pioneer AMT-Free Municipal Fund were recorded at fair value; however, the cost basis of the investments received from Pioneer Tax Free Income Fund and Pioneer Intermediate Tax Free Income Fund were carried forward to align ongoing reporting of Pioneer AMT-Free Municipal Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing
Date:



-------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer
                                                                            Intermediate
                            Pioneer AMT-Free        Pioneer Tax Free        Tax Free                Pioneer AMT-Free
                            Municipal Fund          Income Fund             Income Fund             Municipal Fund
                            (Pre-Reorganization)    (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Class A                    $ 476,945,445           $ 330,104,753           $  7,710,163            $ 814,760,361
 Class B                    $   5,413,460           $   7,790,030           $         --            $  13,203,490
 Class C                    $  26,433,776           $  13,717,192           $     66,460            $  40,217,428
 Class Y                    $  22,111,557           $  50,105,749           $  8,106,024            $  80,323,330
-------------------------------------------------------------------------------------------------------------------------
 Total Net Assets           $ 530,904,238           $ 401,717,724           $ 15,882,647            $ 948,504,609
-------------------------------------------------------------------------------------------------------------------------
 Shares Outstanding
 Class A                       36,814,211              31,542,771                805,790               62,880,177
 Class B                          420,588                 749,140                     --                1,025,874
 Class C                        2,055,785               1,330,179                  6,939                3,127,609
 Class Y                        1,710,161               4,805,238                847,542                6,212,232
 Shares Issued in
  Reorganization
 Class A                                                                                               26,065,966
 Class B                                                                                                  605,286
 Class C                                                                                                1,071,824
 Class Y                                                                                                4,502,071

-------------------------------------------------------------------------------------------------------------------------
                                                                            Unrealized
                                                                            Appreciation            Accumulated
                                                                            (Depreciation) On       Gain (Loss) On
                                                                            Closing Date            Closing Date
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Tax Free
  Income Fund                                                               $(27,335,488)           $(111,461,671)
 Pioneer Intermediate
  Tax Free Income
  Fund                                                                      $    799,900            $     322,967


46     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

Assuming the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period for Pioneer AMT-Free Municipal Fund, Pioneer AMT-Free Municipal Fund's pro forma results of operations for the six months ended June 30, 2010, are as follows:



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Net investment income                                               $21,505,846
 Net gain on investments                                             $18,291,635
 Net increase in net assets resulting from operations                $39,797,481

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure.


            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     47

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
 Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


48     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

                           This page for your notes.

            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     49

                           This page for your notes.

50     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

                           This page for your notes.

            Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10     51

                           This page for your notes.

52     Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A      PGOFX
Class B      GOFBX
Class C      GOFCX
Class R      PGRRX
Class Y      GROYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               15
Schedule of Investments                                                       17
Financial Statements                                                          27
Notes to Financial Statements                                                 36
Trustees, Officers and Service Providers                                      45


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

In the following interview, Brian Stack, portfolio manager of Pioneer Growth Opportunities Fund, discusses the factors that influenced the Fund's performance during the six-month period ended June 30, 2010.

Q  Please discuss the market backdrop over the six months ended June 30, 2010.

A After delivering a strong performance through the first four months of the year, the U.S. stock market reversed course over the last two months of the period and finished the six months ended June 30, 2010, in the red.

   When the year began, investors remained optimistic due to an environment characterized by improving economic growth and rising corporate earnings estimates. That favorable backdrop provided fertile ground for the market to build on its rally of 2009. By mid-way through the second quarter of 2010, however, the news flow started to turn negative. Economic growth began to slow around the world, putting earnings estimates into question. Investors also had to weigh the effects of the sovereign debt crisis in Europe, the prospect of reduced government spending, and the oil spill in the Gulf of Mexico. The result was a spate of profit-taking that drove stocks into negative territory on a year-to-date basis by the end of June.

   Smaller stocks held up relatively well in this environment, since small-cap investors tend to be influenced more by company-specific developments than by broader macroeconomic factors. While the Russell 1000 Growth Index -- a measure of large-cap performance -- returned -7.65% over the six months ended June 30, 2010, the small-cap Russell 2000 Index (-1.95%) fared much better. In a reflection of reduced investor risk appetites over the six-month period, however, growth stocks underperformed the broader market. The Fund's benchmark, the Russell 2000 Growth Index, returned -2.31% for the six-month period.

Q How did the Fund perform in that environment over the six months ended June 30, 2010?

A The Fund's Class A shares returned -3.25% at net asset value during the six-month period ended June 30, 2010, underperforming the -2.31% return of the Fund's benchmark, the Russell 2000 Growth Index. Over the same period, the average return of the 547 funds in Lipper's Small Cap Growth Funds category was -2.50%.

   We continue to employ a disciplined investment style for the Fund known as "GARP," which stands for "Growth at a Reasonable Price." Simply put,


4    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

   GARP means that while we are looking for the best growth stocks in the small-cap space, we are also very conscious of valuation. We believe this approach creates a positive balance of risk and reward since it identifies not just stocks whose growth trends provide ample upside, but also those whose reasonable valuations provide a measure of downside protection.

Q In what areas did your stock selection process help and hurt the Fund's performance during the six months ended June 30, 2010?

A On a sector level, our stock picks generated the largest margin of outperformance for the Fund in health care, but that was offset by underperformance in consumer discretionary, consumer staples, and information technology.

   The Fund's best individual performer over the six-month period was a health care stock, Cardiome Pharma. The life sciences company received approval from the European Union to market an arterial fibrillation drug it had developed in conjunction with Merck. The approval triggered a payment of $50 million from Merck, fueling a rise in Cardiome's share price from the mid-$4 range at the beginning of the period to $8.15 by the end of June.

   The Fund also benefited from the strong performance of an investment in Polypore, which makes components used in hybrid vehicles, one of the fastest-growing areas of the auto market. The Fund's position in Finisar was the third-largest positive contributor to the Fund's performance over the period. A maker of optical components that enable high speed data networking, the company benefited from rapidly growing demand and improving profit margins.

   The Fund's performance was also helped by merger and acquisitions activity during the first half of the year. American Italian Pasta received a buyout offer from the private label food giant Ralcorp, and the stock rose 52% in response. Additionally, Psychiatric Solutions, which provides behavioral health programs to children, agreed to be acquired by Universal Health Services. The stock appreciated 55% during the six-month period ended June 30, 2010.

   The Fund's largest performance detractor was Chiquita Brands International, which lost ground on concerns about weak sales in Europe. We believe the cause of the stock's weakness is transitory, and we think investors are missing the more important long-term issue -- that the company's growth and profit profile have improved due to better operating efficiency, decreased debt and product line expansion. We have maintained the Fund's position in Chiquita.

   The software maker TiVo also detracted from the Fund's performance during the six-month period ended June 30, 2010. The stock soared in the first


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     5
   quarter of 2010 after a court found that satellite broadcaster DISH
   Networks had infringed upon TiVo's patents. The finding would have enabled TiVo to collect a large and ongoing royalty stream from DISH. In May 2010, however, DISH was granted an appeal, and TiVo's stock fell from $18 to $7. The stock is currently valued at a level that reflects only TiVo's non-DISH revenue streams. We believe that TiVo has a high likelihood of prevailing when the appeal is heard in the fall, and the stock remains in the Fund's portfolio.

   The Fund's underweight position in consumer discretionary stocks weighed on its performance over the six months ended June 30, 2010. The positioning reflected our concerns that high unemployment, low wage growth, and consumers' efforts to reduce debt would dampen the recovery in discretionary spending. The positioning weighed most heavily on Fund performance in the first four months of the period, but it began to add significant value in May and June once retail stocks fell from their earlier highs. That the Fund was able to avoid the downturn in retail helps illustrate the importance, we think, of maintaining a focus on fundamentals and valuations rather than "chasing" short-term winners.

Q  What is your take on the current economic environment?

A Looking first at the broader investment backdrop, we do not expect a sharp, "V-shaped" economic recovery. Instead, we foresee a sustained period of more modest, below-trend economic growth. Nevertheless, we believe that there are still many opportunities to make money within the Fund's investable universe. We are especially focused on companies with identifiable drivers of growth, such as innovative products or other stock-specific catalysts that should allow them to prosper even in the absence of economic tailwinds.

   One such company is Polypore, which is capitalizing on the growing popularity of hybrid vehicles. Another stock we see as having a strong growth catalyst is AGA Medical, a medical device maker that is focused on treating structural heart defects. The company has new products coming to the market in the year ahead, yet its stock barely discounts the value of its current, commercialized products. We also see opportunity in DexCom, which is in the early stages of rolling out a superior glucose monitoring device that we believe will capture a growing share of the large market in diabetes care.

   The sheer number of stocks in the small-cap space, together with the lower level of research coverage compared to large caps, means there will always be opportunities for bottom-up investors to find value in companies with compelling growth stories. We believe our GARP investment style is well suited to capitalizing on those opportunities as they arise.


6    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Please refer to the Schedule of Investments on pages 17-26 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     7

Portfolio Summary | 6/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                      79.3%
Temporary Cash Investments              20.7%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                  26.6%
Health Care                             24.9%
Industrials                             16.4%
Consumer Discretionary                  12.4%
Financials                               5.6%
Consumer Staples                         5.5%
Energy                                   4.8%
Utilities                                1.7%
Materials                                1.5%
Telecommunication Services               0.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Exterran Holdings, Inc.                     2.27%
    2.    Orbital Sciences Corp.                      1.70
    3.    Calpine Corp.                               1.67
    4.    DexCom, Inc.                                1.67
    5.    Chiquita Brands International, Inc.         1.66
    6.    Lincare Holdings, Inc.                      1.62
    7.    Gymboree Corp.                              1.58
    8.    Cubist Pharmaceuticals, Inc.                1.50
    9.    Sapient Corp.                               1.47
   10.    Haemonetics Corp.                           1.45

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                     6/30/10                     12/31/09
--------------------------------------------------------------------------------
       A                        $ 22.07                     $ 22.81
--------------------------------------------------------------------------------
       B                        $ 18.86                     $ 19.60
--------------------------------------------------------------------------------
       C                        $ 19.08                     $ 19.81
--------------------------------------------------------------------------------
       R                        $ 22.02                     $ 22.80
--------------------------------------------------------------------------------
       Y                        $ 22.69                     $ 23.39
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-6/30/10
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $ --                $ --              $ --
--------------------------------------------------------------------------------
       B              $ --                $ --              $ --
--------------------------------------------------------------------------------
       C              $ --                $ --              $ --
--------------------------------------------------------------------------------
       R              $ --                $ --              $ --
--------------------------------------------------------------------------------
       Y              $ --                $ --              $ --
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     9

Performance Update | 6/30/10                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Growth Index.


 Average Annual Total Returns
 (As of June 30, 2010)
--------------------------------------------------------------------------------
                                    Net Asset       Public Offering
 Period                             Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 10 Years                             2.13%           1.52%
 5 Years                             -0.90           -2.06
 1 Year                              16.04            9.37
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                      Gross              Net
--------------------------------------------------------------------------------
                                     1.35%           1.35%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Growth                Russell 2000
                        Opportunities Fund              Growth Index
6/00                         9425                           10000
                            11571                            7666
6/02                         9245                            5749
                             8259                            5789
6/04                        10941                            7615
                            12164                            7941
6/06                        12803                            9100
                            14499                           10631
6/08                        11730                            9479
                            10022                            7124
6/10                        11630                            8404


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance shown for Class A shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance shown would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.


 Average Annual Total Returns
 (As of June 30, 2010)
--------------------------------------------------------------------------------
                                          If             If
 Period                                   Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  1.12%           1.12%
 5 Years                                  -2.14           -2.14
 1 Year                                   14.58           10.58
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           2.58%           2.58%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Growth                Russell 2000
                        Opportunities Fund              Growth Index
6/00                        10000                           10000
                            12213                            7666
6/02                         9687                            5749
                             8587                            5789
6/04                        11290                            7615
                            12453                            7941
6/06                        12967                            9100
                            14521                           10631
6/08                        11587                            9479
                             9752                            7124
6/10                        11174                            8404

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable CDSC. The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance shown for Class B shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance shown would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     11

Performance Update | 6/30/10                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.


 Average Annual Total Returns
 (As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If             If
 Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  1.22%           1.22%
 5 Years                                  -1.96           -1.96
 1 Year                                   14.87           14.87
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           2.39%           2.39%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Growth                Russell 2000
                        Opportunities Fund              Growth Index
6/00                        10000                           10000
                            12204                            7666
6/02                         9682                            5749
                             8587                            5789
6/04                        11290                            7615
                            12463                            7941
6/06                        13021                            9100
                            14594                           10631
6/08                        11664                            9479
                             9825                            7124
6/10                        11286                            8404


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance shown for Class C shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of the predecessor fund. If all the expenses of the Fund were reflected, the performance shown would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                           Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.


 Average Annual Total Returns
 (As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If             If
 Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  1.31%           1.31%
 5 Years                                  -1.99           -1.99
 1 Year                                   15.58           15.58
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           1.58%           1.58%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Growth                Russell 2000
                        Opportunities Fund              Growth Index
6/00                        10000                           10000
                            12218                            7666
6/02                         9713                            5749
                             8634                            5789
6/04                        11381                            7615
                            12591                            7941
6/06                        13186                            9100
                            14765                           10631
6/08                        11732                            9479
                             9852                            7124
6/10                        11387                            8404

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods from December 10, 2004, to the inception of Class R shares on August 3, 2009, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees for Class R shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance shown for Class R shares for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect any differences in any applicable sales charges. This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance shown would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     13

Performance Update | 6/30/10                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.


 Average Annual Total Returns
 (As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If             If
 Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  2.38%           2.38%
 5 Years                                  -0.39           -0.39
 1 Year                                   16.66           16.66
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           0.77%           0.77%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Growth                Russell 2000
                        Opportunities Fund              Growth Index
6/00                        10000                           10000
                            12279                            7666
6/02                         9811                            5749
                             8764                            5789
6/04                        11610                            7615
                            12908                            7941
6/06                        13634                            9100
                            15537                           10631
6/08                        12624                            9479
                            10849                            7124
6/10                        12656                            8404

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods from December 10, 2004, to the inception of Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance for Class Y shares for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect any differences in any applicable sales charges. This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance shown would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on actual returns from January 1, 2010, through June 30, 2010.


-------------------------------------------------------------------------------------------------------
 Share Class                 A                B                C                R                 Y
-------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/01/10
-------------------------------------------------------------------------------------------------------
 Ending Account          $   967.50       $   962.20       $   963.20       $   965.80       $   970.10
 Value on 6/30/10
-------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.24       $    11.68       $    11.10       $     8.19       $     3.66
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.40%, 2.28%, 1.68% and 0.75% for Class A, Class B, Class C, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2010, through June 30, 2010.


-------------------------------------------------------------------------------------------------------
 Share Class                 A                B                C                R                 Y
-------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/01/10
-------------------------------------------------------------------------------------------------------
 Ending Account          $ 1,018.45       $ 1,012.89       $ 1,013.49       $ 1,016.46       $ 1,021.08
 Value on 6/30/10
-------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.41       $    11.98       $    11.38       $     8.40       $     3.76
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.40%, 2.28%, 1.68% and 0.75% for Class A, Class B, Class C, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Schedule of Investments | 6/30/10 (unaudited)


-------------------------------------------------------------------
 Shares                                                  Value
-------------------------------------------------------------------
             COMMON STOCKS -- 96.0%
             ENERGY -- 4.6%
             Oil & Gas Equipment & Services -- 2.6%
474,500      Exterran Holdings, Inc.*(b)               $ 12,246,845
375,986      Newpark Resources, Inc.*                     2,274,715
                                                       ------------
                                                       $ 14,521,560
-------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 2.0%
111,700      Cabot Oil & Gas Corp.                     $  3,498,444
174,659      Carrizo Oil & Gas, Inc.*(b)                  2,712,454
 96,300      Comstock Resources, Inc.*                    2,669,436
 32,700      Whiting Petroleum Corp.*(b)                  2,564,334
                                                       ------------
                                                       $ 11,444,668
                                                       ------------
             Total Energy                              $ 25,966,228
-------------------------------------------------------------------
             MATERIALS -- 1.4%
             Diversified Metals & Mining -- 1.1%
580,400      Globe Specialty Metals, Inc.*             $  5,995,532
-------------------------------------------------------------------
             Fertilizers & Agricultural Chemicals -- 0.3%
 32,100      CF Industries Holdings, Inc.*             $  2,036,745
                                                       ------------
             Total Materials                           $  8,032,277
-------------------------------------------------------------------
             CAPITAL GOODS -- 10.1%
             Aerospace & Defense -- 4.8%
176,500      DigitalGlobe, Inc.*                       $  4,641,950
394,900      Hexcel Corp.*                                6,124,899
581,100      Orbital Sciences Corp.*                      9,163,947
142,328      TransDigm Group, Inc.*                       7,262,998
                                                       ------------
                                                       $ 27,193,794
-------------------------------------------------------------------
             Construction & Engineering -- 1.8%
223,800      KBR, Inc. (b)                             $  4,552,092
342,731      MYR Group, Inc.*(b)                          5,720,180
                                                       ------------
                                                       $ 10,272,272
-------------------------------------------------------------------
             Electrical Component & Equipment -- 1.2%
289,700      Polypore International, Inc.*             $  6,587,778
-------------------------------------------------------------------
             Industrial Machinery -- 1.3%
258,000      Altra Holdings, Inc.*                     $  3,359,160
146,600      Kennametal, Inc.                             3,728,038
                                                       ------------
                                                       $  7,087,198
-------------------------------------------------------------------
             Trading Companies & Distributors -- 1.0%
439,400      Titan Machinery, Inc.*(b)                 $  5,769,322
                                                       ------------
             Total Capital Goods                       $ 56,910,364
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     17

------------------------------------------------------------------
 Shares                                                 Value
------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 4.5%
             Diversified Support Services -- 2.3%
183,000      Copart, Inc.*                            $  6,553,230
339,000      Healthcare Services Group, Inc.             6,424,050
                                                      ------------
                                                      $ 12,977,280
------------------------------------------------------------------
             Office Services & Supplies -- 0.3%
118,500      Sykes Enterprises, Inc.*                 $  1,686,255
------------------------------------------------------------------
             Research & Consulting Services -- 1.9%
177,800      CoStar Group, Inc.*(b)                   $  6,898,640
119,600      Verisk Analytics, Inc.*                     3,576,040
                                                      ------------
                                                      $ 10,474,680
                                                      ------------
             Total Commercial Services & Supplies     $ 25,138,215
------------------------------------------------------------------
             TRANSPORTATION -- 1.2%
             Air Freight & Couriers -- 0.6%
292,200      UTI Worldwide, Inc. (b)                  $  3,617,436
------------------------------------------------------------------
             Airlines -- 0.6%
 74,800      Allegiant Travel Co. (b)                 $  3,193,212
                                                      ------------
             Total Transportation                     $  6,810,648
------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 2.6%
             Apparel, Accessories & Luxury Goods -- 0.8%
123,400      The Warnaco Group, Inc.*                 $  4,459,676
------------------------------------------------------------------
             Footwear -- 0.4%
 93,000      Wolverine World Wide, Inc.               $  2,345,460
------------------------------------------------------------------
             Housewares & Specialties -- 0.7%
 99,300      Tupperware Brands Corp.                  $  3,957,105
------------------------------------------------------------------
             Leisure Products -- 0.7%
961,800      Leapfrog Enterprises, Inc.*(b)           $  3,866,436
                                                      ------------
             Total Consumer Durables & Apparel        $ 14,628,677
------------------------------------------------------------------
             CONSUMER SERVICES -- 5.3%
             Casinos & Gaming -- 2.1%
505,700      Scientific Games Corp.*                  $  4,652,440
175,100      WMS Industries, Inc.*                       6,872,675
                                                      ------------
                                                      $ 11,525,115
------------------------------------------------------------------
             Education Services -- 3.2%
107,600      American Public Education, Inc.*         $  4,702,120
334,235      Grand Canyon Education, Inc.*(b)            7,831,126
 26,500      Strayer Education, Inc. (b)                 5,509,085
                                                      ------------
                                                      $ 18,042,331
                                                      ------------
             Total Consumer Services                  $ 29,567,446
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

------------------------------------------------------------------------
 Shares                                                       Value
------------------------------------------------------------------------
               MEDIA -- 0.9%
               Movies & Entertainment -- 0.9%
  996,500      CKX, Inc.*                                   $  4,972,535
                                                            ------------
               Total Media                                  $  4,972,535
------------------------------------------------------------------------
               RETAILING -- 3.2%
               Apparel Retail -- 2.0%
  199,900      Gymboree Corp.*                              $  8,537,729
   69,100      J. Crew Group, Inc.*(b)                         2,543,571
                                                            ------------
                                                            $ 11,081,300
------------------------------------------------------------------------
               Internet Retail -- 1.2%
  928,900      Orbitz Worldwide, Inc.*                      $  3,539,109
  392,200      Vitacost.com, Inc.*(b)                          3,525,878
                                                            ------------
                                                            $  7,064,987
                                                            ------------
               Total Retailing                              $ 18,146,287
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 5.3%
               Packaged Foods & Meats -- 3.8%
  108,522      American Italian Pasta Co.*(b)               $  5,737,558
  740,200      Chiquita Brands International, Inc.*(b)         8,993,430
  252,800      Green Mountain Coffee Roasters, Inc.*(b)        6,496,960
                                                            ------------
                                                            $ 21,227,948
------------------------------------------------------------------------
               Soft Drinks -- 0.9%
1,119,900      Heckmann Corp.*(b)                           $  5,196,336
------------------------------------------------------------------------
               Tobacco -- 0.6%
  884,959      Alliance One International, Inc.*(b)         $  3,150,454
                                                            ------------
               Total Food, Beverage & Tobacco               $ 29,574,738
------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 16.0%
               Health Care Distributors -- 1.1%
  119,900      Henry Schein, Inc.*(b)                       $  6,582,510
------------------------------------------------------------------------
               Health Care Equipment -- 5.1%
  612,753      Abiomed, Inc.*(b)                            $  5,931,449
  185,306      ArthroCare Corp.*(b)                            5,679,629
  781,044      DexCom, Inc.*(b)                                9,028,869
  263,900      Insulet Corp.*(b)                               3,971,695
  320,300      MAKO Surgical Corp.*                            3,987,735
                                                            ------------
                                                            $ 28,599,377
------------------------------------------------------------------------
               Health Care Facilities -- 0.6%
  101,300      Psychiatric Solutions, Inc.*                 $  3,314,536
------------------------------------------------------------------------
               Health Care Services -- 5.3%
  206,993      Air Methods Corp.*                           $  6,158,042
   68,700      DaVita, Inc.*                                   4,289,628
  105,000      HMS Holdings Corp.*                             5,693,100
  190,939      IPC The Hospitalist Co., Inc.*(b)               4,792,569

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     19

---------------------------------------------------------------------
 Shares                                                    Value
---------------------------------------------------------------------
             Health Care Services -- (continued)
269,150      Lincare Holdings, Inc.*(b)                  $  8,750,067
                                                         ------------
                                                         $ 29,683,406
---------------------------------------------------------------------
             Health Care Supplies -- 3.3%
326,800      AGA Medical Holdings Corp.*(b)              $  4,147,092
488,300      Endologix, Inc.*                               2,211,999
146,700      Haemonetics Corp.*                             7,851,384
164,100      Inverness Medical Innovations, Inc.*(b)        4,374,906
                                                         ------------
                                                         $ 18,585,381
---------------------------------------------------------------------
             Health Care Technology -- 0.6%
148,700      MedAssets, Inc.*                            $  3,431,996
                                                         ------------
             Total Health Care Equipment & Services      $ 90,197,206
---------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 7.9%
             Biotechnology -- 5.0%
217,700      Advanced Magnetics, Inc.*(b)                $  7,477,995
 91,600      Alexion Pharmaceuticals, Inc.*                 4,689,004
286,900      BioMarin Pharmaceutical, Inc.*(b)              5,439,624
394,600      Cubist Pharmaceuticals, Inc.*(b)               8,128,760
148,000      Myriad Genetics, Inc.*                         2,212,600
                                                         ------------
                                                         $ 27,947,983
---------------------------------------------------------------------
             Life Sciences Tools & Services -- 1.0%
248,000      Parexel International Corp.*(b)             $  5,376,640
---------------------------------------------------------------------
             Pharmaceuticals -- 1.9%
165,411      Ardea Biosciences, Inc.*(b)                 $  3,400,850
918,110      Cardiome Pharma Corp.*(b)                      7,482,597
                                                         ------------
                                                         $ 10,883,447
                                                         ------------
             Total Pharmaceuticals & Biotechnology       $ 44,208,070
---------------------------------------------------------------------
             BANKS -- 1.5%
             Regional Banks -- 1.5%
233,382      Home Bancshares, Inc.                       $  5,323,443
143,288      Orrstown Financial Services, Inc. (b)          3,170,963
                                                         ------------
                                                         $  8,494,406
                                                         ------------
             Total Banks                                 $  8,494,406
---------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 2.0%
             Consumer Finance -- 0.8%
238,398      Ezcorp, Inc.*                               $  4,422,283
---------------------------------------------------------------------
             Investment Banking & Brokerage -- 0.6%
278,570      E*Trade Financial Corp.*                    $  3,292,697
---------------------------------------------------------------------
             Specialized Finance -- 0.6%
134,900      MSCI, Inc.*                                 $  3,696,260
                                                         ------------
             Total Diversified Financials                $ 11,411,240
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------
 Shares                                                    Value
---------------------------------------------------------------------
               INSURANCE -- 1.0%
               Property & Casualty Insurance -- 1.0%
  187,400      Axis Capital Holdings, Ltd.               $  5,569,528
                                                         ------------
               Total Insurance                           $  5,569,528
---------------------------------------------------------------------
               REAL ESTATE -- 0.8%
               Real Estate Services -- 0.8%
  188,100      Altisource Portfolio Solutions SA*        $  4,749,525
                                                         ------------
               Total Real Estate                         $  4,749,525
---------------------------------------------------------------------
               SOFTWARE & SERVICES -- 17.2%
               Application Software -- 9.6%
  427,533      Aspen Technology, Inc.*                   $  4,655,834
   89,800      Blackboard, Inc.*(b)                         3,352,234
  299,600      Bottomline Technologies, Inc.*               3,903,788
   99,152      Concur Technologies, Inc.*(b)                4,231,807
  228,400      Informatica Corp.*                           5,454,192
  415,000      Nuance Communications, Inc.*(b)              6,204,250
  375,975      Solarwinds, Inc.*(b)                         6,030,639
  157,900      Solera Holdings, Inc.                        5,715,980
  119,233      The Ultimate Software Group, Inc.*(b)        3,917,996
  413,349      TIBCO Software, Inc.*                        4,984,989
  786,873      TiVo, Inc.*(b)                               5,807,123
                                                         ------------
                                                         $ 54,258,832
---------------------------------------------------------------------
               Data Processing & Outsourced Services -- 0.3%
  123,491      SPS Commerce, Inc.*                       $  1,434,965
---------------------------------------------------------------------
               Internet Software & Services -- 4.1%
  226,900      Archipelago Learning, Inc.*               $  2,593,467
1,037,100      Art Technology Group, Inc.*                  3,546,882
  215,722      Dealertrack Holdings, Inc.*                  3,548,627
  440,600      Dice Holdings, Inc.*                         3,048,952
  199,800      LogMeIn, Inc.*                               5,240,754
  104,400      VistaPrint NV*(b)                            4,957,956
                                                         ------------
                                                         $ 22,936,638
---------------------------------------------------------------------
               IT Consulting & Other Services -- 2.3%
  226,800      Gartner Group, Inc.*                      $  5,273,100
  785,600      Sapient Corp. (b)                            7,965,984
                                                         ------------
                                                         $ 13,239,084
---------------------------------------------------------------------
               Systems Software -- 0.9%
  500,404      DemandTec, Inc.*(b)                       $  3,377,727
  107,300      Fortinet, Inc.*(b)                           1,764,012
                                                         ------------
                                                         $  5,141,739
                                                         ------------
               Total Software & Services                 $ 97,011,258
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     21

-------------------------------------------------------------------------
  Shares                                                     Value
-------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 4.7%
               Communications Equipment -- 2.6%
 1,083,400     Brocade Communications Systems, Inc.*         $  5,590,344
   286,147     Finisar Corp.*(b)                                4,263,590
   159,300     Polycom, Inc.*                                   4,745,547
                                                             ------------
                                                             $ 14,599,481
-------------------------------------------------------------------------
               Electronic Equipment & Instruments -- 1.4%
   261,200     Flir Systems, Inc.*                           $  7,598,308
-------------------------------------------------------------------------
               Electronic Manufacturing Services -- 0.7%
   430,800     TTM Technologies, Inc.*(b)                    $  4,092,600
                                                             ------------
               Total Technology Hardware & Equipment         $ 26,290,389
-------------------------------------------------------------------------
               SEMICONDUCTORS -- 3.6%
 1,059,800     Anadigics, Inc.*                              $  4,620,728
   148,700     Hittite Microwave Corp.*                         6,652,838
   280,500     Microsemi Corp.*                                 4,103,715
   180,469     Netlogic Microsystems, Inc.*(b)                  4,908,757
                                                             ------------
                                                             $ 20,286,038
                                                             ------------
               Total Semiconductors                          $ 20,286,038
-------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 0.6%
               Alternative Carriers -- 0.6%
   499,600     Premiere Global Services, Inc.*               $  3,167,464
                                                             ------------
               Total Telecommunication Services              $  3,167,464
-------------------------------------------------------------------------
               UTILITIES -- 1.6%
               Independent Power Producer & Energy Traders -- 1.6%
   710,000     Calpine Corp.*                                $  9,034,752
                                                             ------------
               Total Utilities                               $  9,034,752
-------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $496,266,949)                           $540,167,291
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Principal
Amount ($)
-------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 25.0%
               Securities Lending Collateral -- 25.0% (c)
               Certificates of Deposit:
 4,079,416     Bank of Nova Scotia, 0.47%, 9/7/10            $  4,079,416
 4,079,416     Barclays, 0.30%, 7/23/10                         4,079,416
 4,487,357     CBA Financial, 0.56%, 1/3/11                     4,487,357
 4,079,416     Deutschebank, 0.30%, 7/19/10                     4,079,416
 2,447,649     DnB NOR Bank ASA NY, 0.49%, 8/26/10              2,447,649
 4,079,421     Rabobank Nederland NY, 0.23%, 7/6/10             4,079,421

The accompanying notes are an integral part of these financial statements.


22   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

------------------------------------------------------------------------------
Principal
Amount ($)                                                          Value
------------------------------------------------------------------------------
               Certificates of Deposit -- (continued):
 4,079,416     Royal Bank of Canada, 0.26%, 1/21/11               $  4,079,416
 4,079,416     Svenska NY, 0.265%, 7/19/10                           4,079,416
                                                                  ------------
                                                                  $ 31,411,507
------------------------------------------------------------------------------
               Commercial Paper:
 2,447,649     American Honda Finance, 0.38%, 5/4/11              $  2,447,649
 1,631,766     American Honda Finance, 0.38%, 4/15/11                1,631,766
   539,690     Caterpillar Financial Services, 0.47%, 8/20/10          539,690
 4,080,176     Federal Home Loan Bank, 0.31%, 6/1/11                 4,080,176
 1,631,538     NABPP, 0.28%, 7/19/10                                 1,631,538
 2,038,802     PARFIN, 0.39%, 8/11/10                                2,038,802
 4,079,257     SOCNAM, 0.28%, 7/6/10                                 4,079,257
 3,261,322     CHARF, 0.46%, 8/23/10                                 3,261,322
 2,445,752     CLIPPR, 0.45%, 9/1/10                                 2,445,752
 1,697,910     FAIRPP, 0.50%, 8/16/10                                1,697,910
 2,038,066     FASCO, 0.46%, 9/2/10                                  2,038,066
 1,874,889     FASCO, 0.45%, 9/9/10                                  1,874,889
 2,855,467     SRCPP, 0.26%, 7/7/10                                  2,855,467
 2,862,263     STRAIT, 0.43%, 8/23/10                                2,862,263
 1,968,036     TBLLC, 0.40%, 8/9/10                                  1,968,036
 4,078,594     Varfun, 0.29%, 7/26/10                                4,078,594
 3,688,255     CME, Inc., 1.00%, 8/6/10                              3,688,255
 1,224,058     GE Capital Corp., 0.64%, 8/20/10                      1,224,058
   441,578     GE Capital Corp., 0.40%, 10/21/10                       441,578
   444,626     GE Capital Corp., 0.35%, 10/6/10                        444,626
 2,039,499     GE, 0.37%, 1/26/11                                    2,039,499
   407,590     GE Capital Corp., 0.33%, 6/6/11                         407,590
   454,868     John Deere Capital Corp., 0.32%, 7/16/10                454,868
 3,449,732     JPMorgan Chase & Co., 0.57%, 9/24/10                  3,449,732
 4,624,901     Santander, 0.30%, 7/23/10                             4,624,901
 4,079,416     Toyota Motor Credit Corp., 0.35%, 1/10/11             4,079,416
 2,447,794     Wachovia, 0.64%, 3/22/11                              2,447,794
 1,142,358     Wal-Mart Stores, Inc., 0.22%, 7/1/10                  1,142,358
 1,631,492     WFC, 0.60%, 12/2/10                                   1,631,492
 4,079,416     WSTPAC, 0.39%, 11/5/10                                4,079,416
                                                                  ------------
                                                                  $ 69,686,760
------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
 5,118,035     Barclays, 0.1%, 7/1/10                             $  5,118,035
10,198,535     Deutsche Bank, 0.3%, 7/1/10                          10,198,535
12,238,247     RBS Securities, Inc., 0.5%, 7/1/10                   12,238,247
                                                                  ------------
                                                                  $ 27,554,817
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     23

------------------------------------------------------------------------
 Shares                                                      Value
------------------------------------------------------------------------
               Money Market Mutual Funds
 6,119,123     Blackrock Liquidity Temp Cash Fund          $   6,119,123
 6,119,123     Dreyfus Preferred Money Market Fund             6,119,123
                                                           -------------
                                                           $  12,238,246
                                                           -------------
               Total Securities Lending Collateral         $ 140,891,330
------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $140,891,330)                         $ 140,891,330
------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 121.0%
               (Cost $637,158,279) (a)                     $ 681,058,621
------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (21.0)%     $(118,172,693)
------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                  $ 562,885,928
========================================================================

*     Non-income producing security.

(a) At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $643,321,869 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $67,923,637
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (30,186,885)
                                                                                   -----------
       Net unrealized gain                                                         $37,736,752
                                                                                   ===========

(b)   At June 30, 2010, the following securities were out on loan:

---------------------------------------------------------------------
    Shares     Security                                 Value
---------------------------------------------------------------------
   606,600     Abiomed, Inc.*                           $  5,871,888
   310,300     AGA Medical Holdings Corp.*                 3,937,707
    74,000     Allegiant Travel Co.                        3,159,060
    76,500     Alliance One International, Inc.*             272,340
   177,000     Advanced Magnetics, Inc.*                   6,079,950
     7,500     American Italian Pasta Co.*                   396,525
    64,300     Ardea Biosciences, Inc.*                    1,322,008
    70,000     ArthroCare Corp.*                           2,145,500
   273,800     BioMarin Pharmaceutical, Inc.*              5,191,248
    87,000     Blackboard, Inc.*                           3,247,710
   295,800     Cardiome Pharma Corp.*                      2,410,770
    58,400     Carrizo Oil & Gas, Inc.*                      906,952
   372,800     Chiquita Brands International, Inc.*        4,529,520
    99,100     Concur Technologies, Inc.*                  4,229,588
   174,200     CoStar Group, Inc.*                         6,758,960
     1,600     Cubist Pharmaceuticals, Inc.*                  32,960

The accompanying notes are an integral part of these financial statements.


24   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

----------------------------------------------------------------------
    Shares     Security                                  Value
----------------------------------------------------------------------
   454,200     DemandTec, Inc.*                          $  3,065,850
   297,100     DexCom, Inc.*                                3,434,476
   469,600     Exterran Holdings, Inc.*                    12,120,376
   283,100     Finisar Corp.*                               4,218,190
     9,600     Fortinet, Inc.*                                157,824
   176,600     Grand Canyon Education, Inc.*                4,137,738
   116,700     Green Mountain Coffee Roasters, Inc.*        2,999,190
   571,000     Heckmann Corp.*                              2,649,440
   252,700     Insulet Corp.*                               3,803,135
     6,800     Inverness Medical Innovations, Inc.*           181,288
    48,200     IPC The Hospitalist Co., Inc.*               1,209,820
    38,300     J. Crew Group, Inc.*                         1,409,823
    80,700     KBR, Inc.                                    1,641,438
    64,600     Leapfrog Enterprises, Inc.*                    259,692
   154,985     Lincare Holdings, Inc.*                      5,038,563
     3,300     MYR Group, Inc.*                                55,077
    72,300     Netlogic Microsystems, Inc.*                 1,966,560
   120,500     Nuance Communications, Inc.*                 1,801,475
   102,600     Orrstown Financial Services, Inc.            2,270,538
     5,300     Parexel International Corp.*                   114,904
   237,400     Sapient Corp.                                2,407,236
    82,600     Henry Schein, Inc.*                          4,534,740
   313,800     Solarwinds, Inc.*                            5,033,352
    26,000     Strayer Education, Inc.                      5,405,140
   372,500     Titan Machinery, Inc.*                       4,890,925
    23,900     TiVo, Inc.*                                    176,382
    10,900     TTM Technologies, Inc.*                        103,550
    34,800     The Ultimate Software Group, Inc.*           1,143,528
   100,000     UTI Worldwide, Inc.                          1,238,000
    99,200     VistaPrint NV*                               4,711,008
   300,000     Vitacost.com, Inc.*                          2,697,000
     7,600     Whiting Petroleum Corp.*                       595,992
----------------------------------------------------------------------
               Total                                     $135,964,935
======================================================================

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     25

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $338,327,603 and $423,892,748, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------
                                 Level 1           Level 2          Level 3        Total
----------------------------------------------------------------------------------------------
 Common Stocks                  $540,167,291      $         --     $      --      $540,167,291
 Temporary Cash Investments               --       128,633,084            --       128,653,084
 Money Market Mutual Funds        12,238,246                --            --        12,238,246
----------------------------------------------------------------------------------------------
   Total                        $552,405,537      $128,633,084     $      --      $681,058,621
==============================================================================================

The accompanying notes are an integral part of these financial statements.


26   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $135,964,935)
   (cost $637,158,279)                                                      $681,058,621
  Cash                                                                         7,534,702
  Receivables --
   Investment securities sold                                                 16,946,052
   Fund shares sold                                                              222,026
   Dividends                                                                     103,426
  Other                                                                           50,209
----------------------------------------------------------------------------------------
     Total assets                                                           $705,915,036
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                          $  1,460,725
   Fund shares repurchased                                                       408,729
   Upon return of securities loaned                                          140,891,330
  Due to affiliates                                                              215,410
  Accrued expenses                                                                52,914
----------------------------------------------------------------------------------------
     Total liabilities                                                      $143,029,108
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $754,499,906
  Accumulated net investment loss                                             (3,125,501)
  Accumulated net realized loss on investments                              (232,388,819)
  Net unrealized gain on investments                                          43,900,342
----------------------------------------------------------------------------------------
     Total net assets                                                       $562,885,928
========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $430,730,121/19,512,575 shares)                         $      22.07
  Class B (based on $29,993,212/1,590,135 shares)                           $      18.86
  Class C (based on $44,131,336/2,313,010 shares)                           $      19.08
  Class R (based on $9,805,229/445,302 shares)                              $      22.02
  Class Y (based on $48,226,030/2,125,048 shares)                           $      22.69
MAXIMUM OFFERING PRICE:
  Class A ($22.07[divided by]94.25%)                                        $      23.42
========================================================================================

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     27

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10

INVESTMENT INCOME:
  Dividends                                                $  993,318
  Interest and other income                                    37,209
  Income from securities loaned, net                          169,774
---------------------------------------------------------------------------------------
     Total investment income                                               $  1,200,301
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $2,044,191
  Transfer agent fees
   Class A                                                    481,849
   Class B                                                    100,075
   Class C                                                     48,825
   Class R                                                      3,877
   Class Y                                                      2,029
  Distribution fees
   Class A                                                    586,240
   Class B                                                    186,279
   Class C                                                    244,669
   Class R                                                     26,739
  Shareholder communications expense                          310,194
  Administrative reimbursements                                94,798
  Custodian fees                                               17,248
  Registration fees                                            40,439
  Professional fees                                            66,026
  Printing expense                                             33,998
  Fees and expenses of nonaffiliated trustees                   9,590
  Miscellaneous                                                28,736
---------------------------------------------------------------------------------------
     Total expenses                                                        $  4,325,802
---------------------------------------------------------------------------------------
     Net expenses                                                          $  4,325,802
---------------------------------------------------------------------------------------
       Net investment loss                                                 $ (3,125,501)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $ 51,753,374
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $(65,878,203)
---------------------------------------------------------------------------------------
  Net loss on investments                                                  $(14,124,829)
---------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                     $(17,250,330)
=======================================================================================

The accompanying notes are an integral part of these financial statements.


28   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Statement of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively



------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                6/30/10            Year Ended
                                                                (unaudited)        12/31/09
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                             $ (3,125,501)      $ (1,892,735)
Net realized gain (loss) on investments                           51,753,374         (3,524,564)
Change in net unrealized gain (loss) on investments              (65,878,203)       122,119,969
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 $(17,250,330)      $116,702,670
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 32,522,399       $ 26,185,688
Shares issued in reorganization                                           --        384,615,214
Cost of shares repurchased                                       (99,744,680)       (95,667,556)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $(67,222,281)      $315,133,346
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $(84,472,611)      $431,836,016
NET ASSETS:
Beginning of period                                              647,358,539        215,522,523
------------------------------------------------------------------------------------------------
End of period                                                   $562,885,928       $647,358,539
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 $ (3,125,501)      $         --
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     29

--------------------------------------------------------------------------------------------------------
                                     '10 Shares        '10 Amount         '09 Shares        '09 Amount
                                    (unaudited)       (unaudited)
--------------------------------------------------------------------------------------------------------
Class A
Shares sold                               978,086     $ 23,615,946             896,454     $ 18,157,940
Shares issued in reorganization                --               --          10,825,861      228,425,673
Less shares repurchased                (1,800,327)     (42,479,184)         (2,134,952)     (42,790,352)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (822,241)    $(18,863,238)          9,587,363     $203,793,261
========================================================================================================
Class B
Shares sold                                67,498     $  1,400,503              92,304     $  1,649,214
Shares issued in reorganization                --               --           2,212,262       40,263,167
Less shares repurchased                  (568,845)     (11,571,594)           (295,984)      (5,485,978)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (501,347)    $(10,171,091)          2,008,582     $ 36,426,403
========================================================================================================
Class C
Shares sold                               160,253     $  3,340,738             167,011     $  3,082,984
Shares issued in reorganization                --               --           2,627,567       48,320,960
Less shares repurchased                  (366,414)      (7,546,978)           (325,032)      (6,147,991)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (206,161)    $ (4,206,240)          2,469,546     $ 45,255,953
========================================================================================================
Class R (a)
Shares sold                                94,064     $  2,233,706              53,300     $  1,167,112
Shares issued in reorganization                --               --             459,269        9,690,575
Less shares repurchased                  (110,021)      (2,589,657)            (51,310)      (1,125,982)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (15,957)    $   (355,951)            461,259     $  9,731,705
========================================================================================================
Class Y
Shares sold                                78,961     $  1,931,506             104,241     $  2,128,438
Shares issued in reorganization                --               --           2,682,484       57,914,839
Less shares repurchased                (1,461,996)     (35,557,267)         (1,877,580)     (40,117,253)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (1,383,035)    $(33,625,761)            909,145     $ 19,926,024
========================================================================================================

(a) Class R shares commenced operations on August 3, 2009.

The accompanying notes are an integral part of these financial statements.


30   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year      Year        Year         Year         Year
                                                          6/30/10        Ended     Ended       Ended        Ended        Ended
                                                          (unaudited)    12/31/09  12/31/08    12/31/07     12/31/06     12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  22.81       $ 15.95    $  25.24     $  28.81     $  31.16    $  29.80
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                      $  (0.11)     $  (0.07)   $  (0.07)    $  (0.20)    $  (0.02)   $  (0.12)
 Net realized and unrealized gain (loss) on investments      (0.63)         6.93       (8.91)       (1.01)        1.45        1.48
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  (0.74)     $   6.86    $  (8.98)    $  (1.21)    $   1.43    $   1.36
Distributions to shareowners:
 Net realized gain                                              --           --        (0.31)       (2.36)       (3.78)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  (0.74)     $   6.86    $  (9.29)    $  (3.57)    $  (2.35)   $   1.36
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  22.07      $  22.81    $  15.95     $  25.24     $  28.81    $  31.16
===================================================================================================================================
Total return*                                                (3.25)%       43.01%     (35.39)%      (3.90)%       4.78%       4.56%
Ratio of net expenses to average net assets+                  1.28%**       1.35%       1.28%        1.17%        1.28%       1.26%
Ratio of net investment loss to average net assets+          (0.89)%**     (0.53)%     (0.29)%      (0.65)%      (0.39)%     (0.56)%
Portfolio turnover rate                                        111%**        140%        221%         104%          99%         83%
Net assets, end of period (in thousands)                  $430,730      $463,880    $171,415     $339,870     $428,128    $ 53,000
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                 1.28%**       1.35%       1.28%        1.17%        1.28%       1.26%
 Net investment loss                                         (0.89)%**     (0.53)%     (0.29)%      (0.65)%      (0.39)%     (0.56)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                 1.28%**       1.35%       1.28%        1.16%        1.28%       1.26%
 Net investment loss                                         (0.89)%**     (0.53)%     (0.28)%      (0.64)%      (0.39)%     (0.56)%
===================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10    31

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year         Year        Year
                                                           6/30/10        Ended       Ended       Ended        Ended       Ended
                                                           (unaudited)    12/31/09    12/31/08    12/31/07     12/31/06    12/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $ 19.60       $ 13.90     $ 22.42     $ 26.19      $ 28.94     $ 27.94
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                        $ (0.24)      $ (0.11)    $ (0.39)    $ (0.48)     $ (0.48)    $ (0.16)
 Net realized and unrealized gain (loss) on investments       (0.50)         5.81       (7.82)      (0.93)        1.51        1.16
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (0.74)      $  5.70     $ (8.21)    $ (1.41)     $  1.03     $  1.00
Distributions to shareowners:
 Net realized gain                                               --            --       (0.31)      (2.36)       (3.78)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (0.74)      $  5.70     $ (8.52)    $ (3.77)     $ (2.75)    $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 18.86       $ 19.60     $ 13.90     $ 22.42      $ 26.19     $ 28.94
====================================================================================================================================
Total return*                                                 (3.78)%       41.01%     (36.41)%     (5.06)%       3.74%       3.58%
Ratio of net expenses to average net assets+                   2.40%**       2.58%       2.84%       2.40%        2.40%       2.37%
Ratio of net investment loss to average net assets+           (2.02)%**     (1.54)%     (1.86)%     (1.88)%      (1.67)%     (1.72)%
Portfolio turnover rate                                         111%**        140%        221%        104%          99%         83%
Net assets, end of period (in thousands)                    $29,993       $40,989     $ 1,153     $ 2,385      $ 3,145     $ 3,503
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                  2.40%**       2.58%       2.84%       2.40%        2.40%       2.37%
 Net investment loss                                          (2.02)%**     (1.54)%     (1.86)%     (1.88)%      (1.67)%     (1.72)%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                  2.40%**       2.58%       2.82%       2.37%        2.38%       2.37%
 Net investment loss                                          (2.02)%**     (1.54)%     (1.84)%     (1.85)%      (1.65)%     (1.71)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended          Year         Year        Year         Year         Year
                                                         6/30/10        Ended        Ended       Ended        Ended        Ended
                                                         (unaudited)    12/31/09     12/31/08    12/31/07     12/31/06     12/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 19.81       $ 14.02      $ 22.57     $ 26.32      $ 29.01      $ 27.94
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                      $ (0.20)      $ (0.09)     $ (0.27)    $ (0.46)     $ (0.36)     $ (0.16)
 Net realized and unrealized gain (loss) on investments     (0.53)         5.88        (7.97)      (0.93)        1.45         1.23
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.73)      $  5.79      $ (8.24)    $ (1.38)     $  1.09      $  1.07
Distributions to shareowners:
 Net realized gain                                             --            --        (0.31)      (2.36)       (3.78)          --
Redemption fees                                                --            --           --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (0.73)      $  5.79      $ (8.55)    $ (3.75)     $ (2.69)     $  1.07
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 19.08       $ 19.81      $ 14.02     $ 22.57      $ 26.32      $ 29.01
====================================================================================================================================
Total return*                                               (3.68)%       41.30%      (36.30)%     (4.96)%       3.93%        3.83%
Ratio of net expenses to average net assets+                 2.28%**       2.39%        2.65%       2.22%        2.27%        2.02%
Ratio of net investment loss to average net assets+         (1.90)%**     (1.33)%      (1.64)%     (1.70)%      (1.52)%      (1.36)%
Portfolio turnover rate                                       111%**        140%         221%        104%          99%          83%
Net assets, end of period (in thousands)                  $44,131       $49,914      $   696     $ 1,042      $ 1,381      $   887
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                                2.28%**       2.39%        2.65%       2.22%        2.27%        2.02%
 Net investment loss                                        (1.90)%**     (1.33)%      (1.64)%     (1.70)%      (1.52)%      (1.36)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                2.28%**       2.39%        2.64%       2.20%        2.26%        2.02%
 Net investment loss                                        (1.90)%**     (1.33)%      (1.63)%     (1.68)%      (1.51)%      (1.36)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10    33

-----------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                6/30/10           8/3/09 to
                                                                (unaudited)       12/31/09 (a)
-----------------------------------------------------------------------------------------------
 Class R
 Net asset value, beginning of period                           $  22.80          $   20.45
-----------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss                                           $  (0.16)         $   (0.04)
  Net realized and unrealized gain (loss) on investments           (0.62)              2.39
-----------------------------------------------------------------------------------------------
    Net decrease from investment operations                     $  (0.78)         $    2.35
-----------------------------------------------------------------------------------------------
 Net decrease in net asset value                                $  (0.78)         $    2.35
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $  22.02          $   22.80
===============================================================================================
 Total return*                                                     (3.42)%            11.49%(b)
 Ratio of net expenses to average net assets+                       1.68%**            1.58%* *
 Ratio of net investment income to average net assets+             (1.30)%**          (0.49)%**
 Portfolio turnover rate                                             111%**             140%**
 Net assets, end of period (in thousands)                       $  9,805          $  10,515
 Ratios with reduction for fees paid indirectly:
  Net expenses                                                      1.68%**           1.58%* *
  Net investment loss                                              (1.30)%**         (0.49)%**
===============================================================================================

(a) Class R shares were first publicly offered on August 3, 2009.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


34   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended          Year         Year         Year       Year      9/23/05
                                                        6/30/10        Ended        Ended        Ended      Ended     to
                                                        (unaudited)    12/31/09     12/31/08     12/31/07   12/31/06  12/31/05 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                     $   23.39     $   16.26    $   25.59    $ 29.05    $  31.19   $   30.48
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment gain (loss)                              $   (0.06)    $    0.01(c) $    0.05    $ (0.06)   $   0.01   $   (0.01)
 Net realized and unrealized gain (loss) on investments      (0.64)         7.12        (9.07)     (1.04)       1.63        0.72
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $   (0.70)    $    7.13    $   (9.02)   $ (1.10)   $   1.64   $    0.71
Distributions to shareowners:
 Net realized gain                                              --            --        (0.31)     (2.36)      (3.78)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $   (0.70)    $    7.13    $   (9.33)   $ (3.46)   $  (2.14)  $    0.71
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   22.69     $   23.39    $   16.26    $ 25.59    $  29.05   $   31.19
====================================================================================================================================
Total return*                                                (2.99)%       43.85%      (35.06)%    (3.48)%      5.46%       4.66%(b)
Ratio of net expenses to average net assets+                  0.75%**       0.77%        0.79%      0.71%       0.72%       0.78%**
Ratio of net investment income (loss) to
 average net assets+                                         (0.38)%**     (0.04)%       0.23%     (0.19)%      0.00%      (0.15)%**
Portfolio turnover rate                                        111%**        140%         221%       104%         99%         83%
Net assets, end of period (in thousands)                 $  48,226     $  82,061    $  42,259    $75,001    $139,415   $ 215,755
Ratios with waiver of fees and assumption of
 expenses by the Adviser and  reduction for
 fees paid indirectly:
 Net expenses                                                 0.75%**       0.77%        0.79%      0.71%       0.70%       0.77%**
 Net investment income (loss)                               ( 0.38)%**      0.04%        0.23%     (0.19)%      0.02%      (0.14)%**
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class Y shares were first offered September 23, 2005.
(b) Not annualized.
(c) The amount shown for share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of shares.


   The accompanying notes are an integral part of these financial statements.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10    35

Notes to Financial Statements | 6/30/10 (unaudited)


1. Organization and Significant Accounting Policies

Pioneer Growth Opportunities Fund (the Fund) is one of three series comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is growth of capital.

The Fund offers four classes of shares designated as Class A, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on August 3, 2009. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


36   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010, there were no securities that were valued using fair value methods. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are fair valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     37

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the fiscal year ended December 31, 2009.

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009.

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                     $ (275,619,602)
   Post-October loss deferred                                        (2,359,001)
   Unrealized appreciation                                          103,614,955
--------------------------------------------------------------------------------
      Total                                                      $ (174,363,648)
--------------------------------------------------------------------------------

38   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $14,901 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2010.


E. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3.)

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     39
   right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


H. Option Writing

   The funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earning or protect against changes in the value of portfolio securities. The funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For the six months ended June 30, 2010 there were no transactions in written options.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.


40   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.45% of the average daily net assets attributable to Class A shares. Class B, Class C, Class R and Class Y shares do not have expense limitations. The expense limitation is in effect through September 1, 2011 for Class A shares. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $10,591 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the six months ended June 30, 2010 such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                               $183,663
 Class B                                                                 22,580
 Class C                                                                 82,400
 Class R                                                                 19,350
 Class Y                                                                  2,201
--------------------------------------------------------------------------------
   Total                                                               $310,194
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $199,663 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75%


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     41
distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class
C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,156 in distribution fees payable to PFD at June 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $19,767 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility.


42   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2010, the Fund had no borrowings under this agreement.


7. Reorganization Information

Pioneer Small Cap Value Fund was reorganized into Pioneer Growth Opportunities Fund on August 28, 2009. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies. This tax-free reorganization was accomplished by exchanging the assets and stated liabilities of Pioneer Small Cap Value Fund for shares of Pioneer Growth Opportunities Fund.

Shareowners holding Class A, Class B, Class C, Class R and Class Y shares of Pioneer Small Cap Value Fund received Class A, Class B, Class C, Class R and Class Y shares, respectively, of Pioneer Growth Opportunities Fund in the reorganization. The investment portfolio of Pioneer Small Cap Value Fund, with a fair value of $398,937,998 and an identified cost of $401,928,323 at August 28, 2009, was the principal asset acquired by Pioneer Growth Opportunities Fund. For financial reporting purposes, assets received and shares issued by Pioneer Growth Opportunities Fund were recorded at fair value; however, the cost basis of the investments received from Pioneer Small Cap Value Fund was carried forward to align ongoing reporting of Pioneer Growth Opportunities Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing Date:


-----------------------------------------------------------------------------------------
                      Pioneer Growth         Pioneer Small          Pioneer Growth
                      Opportunities Fund     Cap Value Fund         Opportunities Fund
                      (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------
 Net Assets
 Class A                   $218,381,748           $228,425,673           $446,807,421
 Class B                   $  1,648,142           $ 40,263,167           $ 41,911,309
 Class C                   $  1,422,914           $ 48,320,960           $ 49,743,874
 Class R                   $     15,967           $  9,690,575           $  9,706,542
 Class Y                   $ 44,450,812           $ 57,914,839           $102,365,651
-----------------------------------------------------------------------------------------
 Total Net Assets          $265,919,583           $384,615,214           $650,534,797
-----------------------------------------------------------------------------------------
 Shares Outstanding
 Class A                     10,352,091             12,876,615             21,177,952
 Class B                         90,538              2,656,995              2,302,800
 Class C                         77,379              2,968,545              2,704,946
 Class R                            757                553,775                460,026
 Class Y                      2,058,821              3,144,680              4,741,305
 Shares Issued in
  Reorganization
 Class A                             --                     --             10,825,861
 Class B                             --                     --              2,212,262
 Class C                             --                     --              2,627,567
 Class R                             --                     --                459,269
 Class Y                             --                     --              2,682,484

              Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10
  43

-----------------------------------------------------------------------------------------
                                    Unrealized        Accumulated
                                    Appreciation On   Loss On
                                    Closing Date      Closing Date
-----------------------------------------------------------------------------------------
 Pioneer Small Cap Value Fund         $ (2,990,325)   $(185,381,897)

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Growth Opportunities Fund, Pioneer Growth Opportunities Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:


 Net investment loss                                              $  (2,904,210)
 Net gain on investments                                            186,349,060
--------------------------------------------------------------------------------
 Net increase in net assets resulting from operations             $ 183,444,850
--------------------------------------------------------------------------------

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


44   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
 Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     45

                           This page for your notes.

46   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

                           This page for your notes.

          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     47

                           This page for your notes.

48   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

                           This page for your notes.

          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     49

                           This page for your notes.

50   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

                           This page for your notes.

          Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10     51

                           This page for your notes.

52   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Pioneer Tax Free
Money Market Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   TTAXX
Class Y   PTYXX*

* Effective March 24, 2010, Class Y shares of the Fund were liquidated.


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                       2
Portfolio Management Discussion                             4
Portfolio Summary                                           7
Performance Update                                          8
Comparing Ongoing Fund Expenses                             9
Schedule of Investments                                    11
Financial Statements                                       15
Notes to Financial Statements                              20
Trustees, Officers and Service Providers                   24


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

In the following interview, Pioneer Tax Free Money Market Fund Portfolio Manager Seth Roman outlines the investment environment for tax-free money market securities during the six months ended June 30, 2010, the Fund's performance, his investment strategy, and his outlook going forward.

Q  How did the Fund perform during the six months ended June 30, 2010?

A For the six-month period ended June 30, 2010, the Fund's Class A shares posted a return of 0.00% at net asset value, while the average return of the 99 funds in Lipper's Tax-Exempt Money Market Funds category was 0.01% over the same period.

Q Could you describe the investment environment for tax-exempt money funds during the time period?

A In the first half of 2010, with U.S. economic progress mixed and job growth reemerging only very slowly, the Federal Reserve Board (the Fed) kept its benchmark Federal funds rate at a target range between 0.00% and 0.25%, and continued to state that it would do so "for an extended period." With government stimulus's seemingly having run its course, leading economic indicators appeared to peak during the second quarter of 2010, and corporations remained cautious in their spending and hiring. During the six-month period ended June 30, 2010, state and local governments' budget woes increased. Unlike the Federal government, states and municipalities must balance their budgets annually; this obligation has become much more difficult for states and municipalities to fulfill after a sustained period of reduced tax revenue throughout much of the United States. California and many other states are faced with serious fiscal stress. Internationally, Greece's budget crisis negatively affected the global bond market, and the European Central Bank worked to prevent the fiscal crisis there from spreading to other European countries, especially Spain, Portugal, Italy and Ireland. In response to the budgetary problems in Europe, the three-month London Interbank Offered Rate (LIBOR) rose from 0.25% as of December 31, 2009, to 0.53% at June 30, 2010. Tax-free money market rates, however, remained fairly flat over the same period.

Q What was the investment strategy for the Fund during the six months ended June 30, 2010?

A We continued to maintain broad diversification within the Fund's portfolio, both on a regional and national basis, with AAA-rated credits in revenue issues. As we pursued our nationally-focused diversification strategy for the Fund, we strongly emphasize high-quality and safety of principal.


4     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

   In a difficult period for the tax-exempt money markets, we continued to take an extremely cautious approach in managing Fund assets, in particular avoiding issues tied to economically troubled state governments such as those of California, Illinois, New York and New Jersey. During the six-month period ended June 30, 2010, the Fund invested principally in high-quality daily and weekly floating-rate securities. These floating-rate securities are extremely liquid, with yields that adjust daily or weekly based on market conditions, providing us with strategic flexibility and the Fund with some measure of yield. From time to time, we took advantage of opportunities to purchase longer-term issues for the Fund -- though only those of the highest quality -- to pick up additional yield.

Q  What is your outlook?

A Though the U.S. economy continues to struggle, we think that a "double-dip" recession is unlikely. With overseas markets such as China and Brazil slowing, it seems reasonable to believe that the U.S. economy will also grow more slowly during the second half of 2010.

   In the coming months, we will continue to look for opportunities to extend the Fund's maturity, though with extreme caution. Because budgets for several states and many municipalities are severely strained, we will continue to examine credit quality carefully. In addition, we will monitor market movements strictly and seek to take advantage of any upward movement in short-term yields, while maintaining the highest-quality portfolio for the Fund.


Please refer to the Schedule of Investments on pages 11-14 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     5

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


6     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Portfolio Summary | 6/30/10

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Medical                                                  26.5%
Higher Education                                         23.6%
Development                                              10.0%
General                                                   7.0%
Water                                                     7.0%
Government                                                6.4%
Utilities                                                 6.0%
Diversified                                               4.5%
Education                                                 3.4%
Airport                                                   3.3%
School District                                           2.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


 1.    Syracuse New York Industrial Development Agency, Floating Rate Note, 12/1/37                4.73%
 2.    Southeast Alabama Gas District, Floating Rate Note, 8/1/27                                  4.21
 3.    Jackson County Mississippi, Floating Rate Note, 6/1/23                                      3.99
 4.    Connecticut State Health, Floating Rate Note, 7/1/36                                        3.99
 5.    Harris County Texas Health, Floating Rate Note, 12/1/41                                     3.96
 6.    Mississippi Business, 0.16%, 12/1/30                                                        3.57
 7.    Wake County North Carolina, Floating Rate Note, 4/1/21                                      3.57
 8.    Boston Massachusetts Water & Sewer Communities Revenue, Floating Rate Note, 11/1/24         3.57
 9.    Metropolitan Washington Airports Authority, Floating Rate Note, 10/1/39                     3.52
10.    County of King Washington, Floating Rate Note, 1/1/40                                       3.36

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     7

Performance Update | 6/30/10

Share Prices
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value per Share                 6/30/10      12/31/09
--------------------------------------------------------------------------------
Class A shares                             $ 1.00        $ 1.00
Class Y shares+                               N/A        $ 1.00


Distributions per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Income        Short-Term       Long-Term
(1/1/10-6/30/10)       Dividends     Capital Gains    Capital Gains
--------------------------------------------------------------------------------
Class A shares         $ 0.0001        $  -             $  -
Class Y shares+        $   -           $  -             $  -


Yields**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Per Share                7-Day Annualized       7-Day Effective*
--------------------------------------------------------------------------------
Class A shares                0.01%                  0.01%
Class Y shares+                 N/A                    N/A


Expense Ratio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Per Prospectus dated May 1, 2010)          Gross          Net
--------------------------------------------------------------------------------
Class A shares                              0.75%         0.75%
Class Y shares+                               N/A           N/A

*  Assumes daily compounding of dividends.
** Please contact Pioneer to obtain the Fund's current yield.
+  Effective March 24, 2010, Class Y shares of the Fund were liquidated.


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Tax Free Money Market was created through the reorganization of the predecessor fund, Safeco Tax Free Money Market Fund, on December 10, 2004.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


8     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from January 1, 2010, through June 30, 2010.**


Share Class                      A                Y
----------------------------------------------------------------
Beginning Account           $ 1,000.00        $ 1,000.00
Value on 1/1/10
----------------------------------------------------------------
Ending Account              $ 1,000.00        $ 1,000.00
Value on 6/30/10**
----------------------------------------------------------------
Expenses Paid               $     1.34        $     0.70
During Period*
----------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.27% and 0.31%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (83/365 for Class Y shares) (to reflect the one-half year period).
**   Through 3/24/10 for Class Y shares.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2010, through June 30, 2010.**


Share Class                      A                Y
----------------------------------------------------------------
Beginning Account           $ 1,000.00       $ 1,000.00
Value on 1/1/10
----------------------------------------------------------------
Ending Account              $ 1.023.46       $ 1,010.66
Value on 6/30/10**
----------------------------------------------------------------
Expenses Paid               $     1.35       $     0.71
During Period*
----------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.27% and 0.31%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (83/365 for Class Y shares) (to reflect the one-half year period).
**   Through 3/24/10 for Class Y shares.

10     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Schedule of Investments | 6/30/10 (unaudited)


----------------------------------------------------------------------------------------------------
Principal      Floating     S&P/Moody's
Amount         Rate (b)     Ratings                                                      Value
----------------------------------------------------------------------------------------------------
                                        MUNICIPAL BONDS -- 93.8%
                                        Government -- 6.3%
$ 1,700,000    0.16          AAA/Aaa    Wake County North Carolina, Floating Rate
                                        Note, 4/1/21                                     $ 1,700,000
  1,485,000    0.31           AA+/NR    Washington State Putters-Series, Floating Rate
                                        Note, 7/1/13                                       1,485,000
                                                                                         -----------
                                                                                         $ 3,185,000
----------------------------------------------------------------------------------------------------
                                        Municipal Airport -- 3.3%
  1,675,000    0.18          AAA/Aaa    Metropolitan Washington Airports Authority,
                                        Floating Rate Note, 10/1/39                      $ 1,675,000
----------------------------------------------------------------------------------------------------
                                        Municipal Development -- 9.9%
  1,900,000    0.13           AA/Aa1    Jackson County Mississippi, Floating Rate
                                        Note, 6/1/23                                     $ 1,900,000
    275,000    0.15          AAA/Aaa    Loudoun County Virginia Industrial Development
                                        Authority, Floating Rate Note, 2/15/38               275,000
  1,700,000                   AA/Aa1    Mississippi Business, 0.16%, 12/1/30               1,700,000
    600,000    0.23           AA-/A2    Mobile Industrial Development, Floating Rate
                                        Note, 4/1/15                                         600,000
    500,000    0.18           AA/Aa1    Port Arthur Texas Naval District, Floating Rate
                                        Note, 10/1/24                                        500,000
                                                                                         -----------
                                                                                         $ 4,975,000
----------------------------------------------------------------------------------------------------
                                        Municipal Education -- 2.4%
    800,000    0.40           AA-/NA    Illinois Financial Authority Revenue, Floating
                                        Rate Note, 9/1/41                                $   800,000
    430,000    0.16          AAA/Aaa    New Hampshire Health & Education, Floating
                                        Rate Note, 1/1/28                                    430,000
                                                                                         -----------
                                                                                         $ 1,230,000
----------------------------------------------------------------------------------------------------
                                        Municipal General -- 5.0%
  1,000,000                   NR/Aa1    Colorado Educational & Cultural Facilities
                                        Authority, 0.4%, 2/1/39                          $ 1,000,000
  1,500,000                 AA+/MIG1    State of Texas, 2.5%, 8/31/10                      1,505,062
                                                                                         -----------
                                                                                         $ 2,505,062
----------------------------------------------------------------------------------------------------
                                        Municipal Higher Education -- 23.4%
    950,000    0.18            NR/NR    Athens-Clarke County Georgia, Floating Rate
                                        Note, 8/1/33                                     $   950,000
    200,000    0.22          AAA/Aaa    Connecticut State Health, Floating Rate
                                        Note, 7/1/37                                         200,000
  1,900,000    0.08          AAA/Aaa    Connecticut State Health, Floating Rate
                                        Note, 7/1/36                                       1,900,000
    495,000    0.18            AA/NR    Kent County Delaware Student, Floating Rate
                                        Note, 7/1/36                                         495,000

The accompanying notes are an integral part of these financial statements.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     11

------------------------------------------------------------------------------------------------------
Principal      Floating     S&P/Moody's
Amount         Rate (b)     Ratings                                                        Value
------------------------------------------------------------------------------------------------------
                                       Municipal Higher Education -- continued
$ 1,120,000    0.23          AA/Aa2    Maryland State Health & Higher Educational
                                       Facilities Authority Revenue, Floating Rate
                                       Note, 7/1/36                                        $ 1,120,000
    400,000    0.08         AAA/Aaa    Massachusetts State Health & Educational,
                                       Floating Rate Note, 11/1/49                             400,000
  2,250,000    0.13         AAA/Aa1    Syracuse New York Industrial Development
                                       Agency, Floating Rate Note, 12/1/37                   2,250,000
    760,000    0.24          AA/Aa2    University of Minnesota, Floating Rate
                                       Note, 12/1/36                                           760,000
    200,000                 AAA/Aaa    University of Texas, 1.1%, 7/1/37                       200,000
    530,000                 AAA/Aaa    University of Texas, 4.0%, 7/1/10                       530,000
    335,000    0.20         AAA/Aaa    University of Texas, Floating Rate Note, 8/1/34         335,000
  1,000,000    0.15         AA+/Aa1    Virginia College Building Authority, Floating Rate
                                       Note, 2/1/26                                          1,000,000
    615,000                  NR/Aa1    Virginia College Building Authority,
                                       0.8%, 3/1/39                                            615,000
  1,000,000    0.24         AAA/Aaa    Wisconsin State Health & Educational Facilities,
                                       Floating Rate Note, 12/1/33                           1,000,000
                                                                                           -----------
                                                                                           $11,755,000
------------------------------------------------------------------------------------------------------
                                       Municipal Medical -- 26.3%
    370,000                 AAA/Aaa    Connecticut State Health & Educational Facility
                                       Authority, 0.18%, 7/1/36                            $   370,000
    570,000    0.22         AAA/Aaa    Connecticut State Health & Educational Facility
                                       Authority, Floating Rate Note, 7/1/25                   570,000
    920,000    0.28         AA-/Aa1    Elmhurst Illinois, Floating Rate Note, 7/1/18           920,000
  1,885,000    0.12          AA/Aaa    Harris County Texas Health, Floating Rate
                                       Note, 12/1/41                                         1,885,000
    500,000    0.12          AA/Aaa    Harris County Texas Health, Floating Rate
                                       Note, 12/1/41                                           500,000
  1,300,000    0.15         AAA/Aaa    Loudoun County Virginia Industrial Development
                                       Authority, Floating Rate Note, 2/15/38                1,300,000
    600,000    0.18         AAA/Aaa    Loudoun County Virginia Industrial Development
                                       Authority, Floating Rate Note, 2/15/38                  600,000
    400,000    0.27          AA/Aa1    Minneapolis & St Paul, Floating Rate
                                       Note, 11/15/34                                          400,000
    950,000                  NR/Aa1    Minneapolis & St Paul Housing &
                                       Redevelopment Authority, 0.2%, 11/15/35                 950,000
    800,000                  NR/Aa1    Minneapolis & St Paul Housing &
                                       Redevelopment Authority, 0.2%, 11/15/35                 800,000
    700,000    0.32         AAA/Aaa    New Hampshire Health & Education, Floating
                                       Rate Note, 10/1/23                                      700,000
  1,440,000    0.25          NR/Aa2    North Carolina Medical Care Communities,
                                       Floating Rate Note, 6/1/15                            1,440,000

The accompanying notes are an integral part of these financial statements.

12     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

----------------------------------------------------------------------------------------------------
Principal    Floating     S&P/Moody's
Amount       Rate (b)     Ratings                                                        Value
----------------------------------------------------------------------------------------------------
                                     Municipal Medical -- continued
$ 700,000    0.33          NR/Aa1    Nueces County Texas Health Facilities
                                     Development Corporate Revenue, Floating Rate
                                     Note, 7/1/15                                        $   700,000
  375,000    0.23          AA-/NR    Oregon State Facilities Authority Revenue,
                                     Floating Rate Note, 8/1/34                              375,000
  500,000    0.23          AA-/NR    Oregon State Facilities Authority Revenue,
                                     Floating Rate Note, 8/1/34                              500,000
  600,000    0.23         AAA/Aaa    University Hospitals & Clinics Authority, Floating
                                     Rate Note, 4/1/29                                       600,000
  100,000    0.14         AA+/Aa2    Michigan University, Floating Rate
                                     Note, 12/1/37                                           100,000
  500,000    0.15         AA+/Aa1    Weber County Utah Hospital Revenue, Floating
                                     Rate Note, 2/15/31                                      500,000
                                                                                         -----------
                                                                                         $13,210,000
----------------------------------------------------------------------------------------------------
                                     Municipal School District -- 4.3%
1,140,000    0.13         AAA/Aaa    Chicago Board of Education, Floating Rate
                                     Note, 3/1/31                                        $ 1,140,000
1,000,000                 NR/MIG1    Town of Weston Massachusetts, 1.5%, 2/4/11            1,007,265
                                                                                         -----------
                                                                                         $ 2,147,265
----------------------------------------------------------------------------------------------------
                                     Municipal Utilities -- 5.9%
  870,000    0.20          AA/Aa2    Gainsville Florida Utilities, Floating Rate
                                     Note, 10/1/38                                       $   870,000
2,100,000    1.40          NR/Aa2    Southeast Alabama Gas District, Floating Rate
                                     Note, 8/1/27                                          2,100,000
                                                                                         -----------
                                                                                         $ 2,970,000
----------------------------------------------------------------------------------------------------
                                     Municipal Water -- 7.0%
1,700,000    0.28         AA-/Aa2    Boston Massachusetts Water & Sewer
                                     Communities Revenue, Floating Rate
                                     Note, 11/1/24                                       $ 1,700,000
  200,000    0.20         AAA/Aaa    Columbia South Carolina Water, Floating Rate
                                     Note, 2/1/38                                            200,000
1,600,000    0.20         AAA/Aa1    County of King Washington, Floating Rate
                                     Note, 1/1/40                                          1,600,000
                                                                                         -----------
                                                                                         $ 3,500,000
----------------------------------------------------------------------------------------------------
                                     TOTAL MUNICIPAL BONDS
                                     (Cost $47,152,327)                                  $47,152,327
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     13

-------------------------------------------------------------------------------------------------
Principal    Floating     S&P/Moody's
Amount       Rate (b)     Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                      TEMPORARY CASH INVESTMENTS -- 5.4%
                                      COMMERCIAL PAPER -- 0.9%
$ 445,000                 A-1+/P-1    University of Michigan, 0.26%, 7/7/10           $   445,000
                                                                                      -----------
                                                                                      $   445,000
-------------------------------------------------------------------------------------------------
                                      TAX EXEMPT MONEY MARKET MUTUAL
                                      FUND -- 4.5%
2,255,000                             BlackRock Liquidity Funds Temp Cash Portfolio   $ 2,255,000
-------------------------------------------------------------------------------------------------
                                      TOTAL TAX EXEMPT MONEY MARKET
                                      MUTUAL FUND                                     $ 2,255,000
-------------------------------------------------------------------------------------------------
                                      TOTAL TEMPORARY CASH INVESTMENTS
                                      (Cost $2,700,000)                               $ 2,700,000
-------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENT IN SECURITIES -- 99.2%
                                      (Cost $49,852,327) (a)                          $49,852,327
-------------------------------------------------------------------------------------------------
                                      OTHER ASSETS AND LIABILITIES -- 0.8%            $   424,963
-------------------------------------------------------------------------------------------------
                                      TOTAL NET ASSETS -- 100.00%                     $50,264,963
=================================================================================================


NR   Not Rated by either S&P or Moody's.

(a)  At June 30, 2010, cost for federal income tax purposes was $49,852,327.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:


----------------------------------------------------------------------------------------
                                Level 1         Level 2          Level 3       Total
----------------------------------------------------------------------------------------
 Municipal bonds              $       --      $47,152,327          $--       $47,152,327
 Commercial paper                     --          445,000           --           445,000
 Money market mutual fund      2,255,000               --           --         2,255,000
----------------------------------------------------------------------------------------
 Total                        $2,255,000      $47,597,327          $--       $49,852,327
========================================================================================


The accompanying notes are an integral part of these financial statements.

14     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities (cost $49,852,327)             $ 49,852,327
  Cash                                                         179,222
  Receivables --
   Investment securities sold                                  180,000
   Fund shares sold                                              9,676
   Interest                                                     84,264
   Due from Pioneer Investment Management, Inc.                 27,351
  Other                                                         28,250
----------------------------------------------------------------------
     Total assets                                         $ 50,361,090
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                $      5,694
   Dividends                                                    20,887
  Due to affiliates                                              9,754
  Auditing                                                      17,015
  Custodian                                                     13,671
  Printing                                                       7,249
  Insurance                                                     10,494
  Legal                                                          7,166
  Accrued expenses                                               4,197
----------------------------------------------------------------------
     Total liabilities                                    $     96,127
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $ 50,301,789
  Distributions in excess of net investment income             (27,103)
  Accumulated net realized loss on investments                  (9,723)
----------------------------------------------------------------------
     Total net assets                                     $ 50,264,963
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $50,264,963/50,264,998 shares)        $       1.00
======================================================================


The accompanying notes are an integral part of these financial statements.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     15

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10


INVESTMENT INCOME:
  Interest                                                  $ 75,141
------------------------------------------------------------------------------------
     Total investment income                                              $   75,141
------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $120,143
  Transfer agent fees and expenses                             7,532
  Distribution fees                                           33,194
  Shareholder communications expense                           2,471
  Administrative reimbursements                                9,321
  Registration fees                                           28,915
  Professional fees                                           35,067
  Printing expense                                             8,131
  Fees and expenses of nonaffiliated trustees                  6,462
  Miscellaneous                                                1,528
------------------------------------------------------------------------------------
     Total expenses                                                       $  252,764
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                          (167,113)
------------------------------------------------------------------------------------
     Net expenses                                                         $   85,651
------------------------------------------------------------------------------------
       Net investment loss                                                $  (10,510)
------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                        $   12,029
------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                    $    1,519
====================================================================================


The accompanying notes are an integral part of these financial statements.

16     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Statements of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively


------------------------------------------------------------------------------------------------
                                                               Six Months Ended
                                                               6/30/10             Year Ended
                                                               (unaudited)         12/31/09
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                    $     (10,510)     $     41,347
Net realized gain on investments                                       12,029             5,212
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations         $       1,519      $     46,559
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0001 and $0.0001 per share, respectively)        $      (2,181)     $     (7,169)
   Class Y ($0.0001 and $0.0002 per share, respectively)                 (742)          (17,763)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $      (2,923)     $    (24,932)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $  28,180,113      $157,719,458
Reinvestment of distributions                                           4,467             7,171
Cost of shares repurchased                                        (66,291,892)     (243,527,086)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                    $ (38,107,312)     $(85,800,457)
------------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $ (38,108,716)     $(85,778,830)
NET ASSETS:
Beginning of period                                                88,373,679       174,152,509
------------------------------------------------------------------------------------------------
End of period                                                   $  50,264,963      $ 88,373,679
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                $     (27,103)     $    (13,670)
------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     17

----------------------------------------------------------------------------------------------------
                                     '10 Shares       '10 Amount       '09 Shares      '09 Amount
                                     (unaudited)      (unaudited)
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           19,879,920     $ 19,879,920       90,223,403     $ 90,223,402
Reinvestment of distributions              4,467            4,467            7,169            7,169
Less shares repurchased              (13,758,169)     (13,758,169)    (116,430,862)    (116,430,862)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             6,126,218     $  6,126,218      (26,200,290)    $(26,200,291)
====================================================================================================
Class Y*
Shares sold                            8,300,193     $  8,300,193       67,496,056     $ 67,496,056
Reinvestment of distributions                 --               --                2                2
Less shares repurchased              (52,533,723)     (52,533,723)    (127,096,224)    (127,096,224)
----------------------------------------------------------------------------------------------------
   Net decrease                      (44,233,530)    $(44,233,530)     (59,600,166)    $(59,600,166)
====================================================================================================

*    On March 24, 2010, Class Y was liquidated.


The accompanying notes are an integral part of these financial statements.

18     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

Financial Highlights

------------------------------------------------------------------------------------------------------
                                                                            Six Months
                                                                            Ended           Year
                                                                            6/30/10         Ended
                                                                            (unaudited)     12/31/09
------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                        $ 1.0000        $ 1.0000
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                      $ 0.0001        $ 0.0001
------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                      $(0.0001)       $(0.0001)
 Net realized and unrealized gain on investments                            $     --        $     --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 1.0000        $ 1.0000
======================================================================================================
Total return*                                                                   0.00%           0.01%
Ratio of net expenses to average net assets+                                    0.27%**         0.41%
Ratio of net investment income (loss) to average net assets+                   (0.02)%**        0.02%
Net assets, end of period (in thousands)                                    $ 50,265        $ 44,138
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   0.87%**         0.80%
 Net investment income (loss)                                                  (0.61)%**       (0.37)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.27%**         0.41%
 Net investment income (loss)                                                  (0.02)%**        0.02%
======================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                           Year          Year            Year
                                                                           Ended         Ended           Ended
                                                                           12/31/08      12/31/07        12/31/06
-----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $ 1.0000      $ 1.0000        $ 1.0000
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $ 0.0157      $(0.0299)       $ 0.0270
-----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                     $(0.0157)     $ 0.0299        $(0.0270)
 Net realized and unrealized gain on investments                           $ 0.0000      $ 0.0003        $     --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 1.0000      $ 1.0003        $ 1.0000
=================================================================================================================
Total return*                                                                  1.58%         3.03%           2.76%
Ratio of net expenses to average net assets+                                   0.72%         0.65%           0.75%
Ratio of net investment income (loss) to average net assets+                   1.56%         2.96%           2.82%
Net assets, end of period (in thousands)                                   $ 70,331      $ 71,568        $ 72,854
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  0.72%         0.65%           0.75%
 Net investment income (loss)                                                  1.56%         2.96%           2.82%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  0.72%         0.64%           0.75%
 Net investment income (loss)                                                  1.56%         2.96%           2.82%
=================================================================================================================


-------------------------------------------------------------------------------------
                                                                           Year
                                                                           Ended
                                                                           12/31/05
-------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $ 1.0000
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $ 0.0126
-------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                     $(0.0126)
 Net realized and unrealized gain on investments                           $     --
-------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 1.0000
=====================================================================================
Total return*                                                                  1.28%
Ratio of net expenses to average net assets+                                   0.78%
Ratio of net investment income (loss) to average net assets+                   1.75%
Net assets, end of period (in thousands)                                   $ 31,232
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  0.81%
 Net investment income (loss)                                                  1.72%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  0.78%
 Net investment income (loss)                                                  1.75%
=====================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10    19

Notes to Financial Statements | 6/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund) is one of three series comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, exempt from federal income tax, as is consistent with the preservation of capital.

The Fund offers one class of shares -- Class A shares. Class Y shares were first publicly offered on September 23, 2005. Class Y shares were liquidated on March 24, 2010. Each class of shares represents an interest in the same portfolio of investments of the Fund and have identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investments income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There was no distribution plan for Class Y shares.

The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks. Investments in the Fund are subject to possible loss due to the financial failure of underlying issuers and their inability to meet their debt obligations.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.


20     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2009 was as follows:


------------------------------------------
                                      2009
------------------------------------------
Distributions paid from:
Ordinary income                    $    --
Tax exempt income                   24,932
------------------------------------------
   Total                           $24,932
==========================================


   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009:


---------------------------------------------
                                         2009
---------------------------------------------
Distributable earnings:
Capital loss carryforward          $ (21,752)
Dividend payable                     (13,670)
---------------------------------------------
   Total                           $ (35,422)
=============================================


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.


         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     21

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly-owned indirect subsidy of UniCredit, S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2010, the effective (excluding waivers and/or reimbursement of expenses) management fee was equivalent to a rate of 0.30% of average daily net assets.

PIM may limit the Fund's expenses or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $595 in management fees, administrative cost and certain other reimbursements payable to PIM at June 30, 2010.


22     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:


---------------------------------------------
 Shareholder Communications:
---------------------------------------------
 Class A                               $2,471
---------------------------------------------
    Total                              $2,471
=============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,952 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, with respect to its Class A shares. Pursuant to the Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $207 in distribution fees payable to PFD at June 30, 2010.


5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. There were no such offsets for the six months ended June 30, 2010.


6. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     23

Trustees, Officers and Service Providers


Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


24     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

                           This page for your notes.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     25

                           This page for your notes.

26     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

                           This page for your notes.

         Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10     27

                           This page for your notes.

28     Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.